As filed with the Securities and Exchange Commission on July 25, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments All Cap Core Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (90.1%)

Airlines (2.5%)
Delta Air Lines, Inc.	19,729	$857

Banks (2.1%)
JPMorgan Chase & Co.	10,827	707

Biotechnology (3.9%)
Celgene Corp. *	12,571	1,327

Capital Markets (5.7%)
BlackRock, Inc.	1,925	701
Goldman Sachs Group, Inc.	7,657	1,221
		1,922
Chemicals (2.7%)
PPG Industries, Inc.	8,643	931

Consumer Finance (3.8%)
Synchrony Financial *	40,781	1,272

Diversified Consumer Services (2.2%)
Service Corp. International	27,682	758

Diversified Financial Services (2.4%)
Intercontinental Exchange, Inc.	3,022	819

Food & Staples Retailing (8.2%)
Costco Wholesale Corp.	5,735	853
CVS Health Corp.	16,321	1,574
US Foods Holding Corp. *	14,400	360
		2,787
Health Care Providers & Services (3.3%)
Centene Corp. *	17,893	1,116

Household Products (2.5%)
Procter & Gamble Co.	10,597	859

Internet Software & Services (4.8%)
Alphabet, Inc. Class C *	1,422	1,046
Facebook, Inc. Class A *	4,925	585
		1,631
IT Services (8.9%)
Fidelity National Information Services, Inc.	14,467	1,075
PayPal Holdings, Inc. *	20,488	774
Visa, Inc. Class A	14,592	1,152
		3,001
Media (4.5%)
Charter Communications, Inc. Class A *	2,978	652
Comcast Corp. Class A	13,622	862
		1,514
Oil, Gas & Consumable Fuels (2.9%)
Enbridge Energy Management LLC *	44,185	966

Pharmaceuticals (8.3%)
Allergan PLC *	5,718	1,348
Zoetis, Inc.	30,789	1,460
		2,808
Real Estate Investment Trusts (4.8%)
American Tower Corp.	15,333	1,622

Software (12.8%)
Activision Blizzard, Inc.	27,734	1,089
Adobe Systems, Inc. *	12,455	1,239
Check Point Software Technologies Ltd. *	11,808	1,003
SS&C Technologies Holdings, Inc.	16,185	997
		4,328
Wireless Telecommunication Services (3.8%)
T-Mobile US, Inc. *	30,433	1,301

Total Common Stocks (Cost $27,983)		30,526

Short-Term Investments (11.2%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% h (Cost $3,795)	3,795,367	3,795

Total Investments## (101.3%) (Cost $31,778)		34,321
Liabilities, less cash, receivables and other assets [(1.3%)]		(434)

Total Net Assets (100.0%)		$33,887

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (91.2%)

Aerospace & Defense (5.1%)
Raytheon Co.	2,700	$350
Rockwell Collins, Inc.	3,100	274
Textron, Inc.	8,950	341
		965
Air Freight & Logistics (1.6%)
United Parcel Service, Inc. Class B	3,000	309

Banks (6.3%)
Citigroup, Inc.	8,500	396
JPMorgan Chase & Co.	6,950	454
PNC Financial Services Group, Inc.	3,800	341
		1,191
Beverages (1.5%)
Coca-Cola Co.	6,600	294

Capital Markets (2.0%)
UBS Group AG	25,200	388

Chemicals (1.5%)
LyondellBasell Industries NV Class A	3,600	293

Communications Equipment (3.9%)
Cisco Systems, Inc.	15,650	455
Motorola Solutions, Inc.	4,150	287
		742
Consumer Finance (2.0%)
Synchrony Financial *	12,200	381

Diversified Telecommunication Services (3.3%)
BT Group PLC ADR	8,300	269
Frontier Communications Corp.	67,300	348
		617
Electric Utilities (1.9%)
Exelon Corp.	10,450	358

Electrical Equipment (1.8%)
Hubbell, Inc.	3,200	340

Electronic Equipment, Instruments & Components (1.2%)
TE Connectivity Ltd.	3,800	228

Energy Equipment & Services (1.3%)
Schlumberger Ltd.	3,125	239

Food Products (6.3%)
Bunge Ltd.	7,600	509
ConAgra Foods, Inc.	6,800	311
Mondelez International, Inc. Class A	8,200	365
		1,185
Health Care Providers & Services (1.4%)
Express Scripts Holding Co. *	3,500	264

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	6,700	320

Household Products (2.0%)
Procter & Gamble Co.	4,700	381

Insurance (6.1%)
Chubb Ltd.	3,000	380
Lincoln National Corp.	6,800	312
MetLife, Inc.	10,150	462
		1,154
IT Services (2.9%)
Automatic Data Processing, Inc.	4,150	365
Fidelity National Information Services, Inc.	2,550	189
		554
Media (3.4%)
Comcast Corp. Class A	5,050	320
Omnicom Group, Inc.	3,800	316
		636
Metals & Mining (6.5%)
Lundin Mining Corp. *	90,600	300
Newmont Mining Corp.	15,700	509
Royal Gold, Inc.	7,600	427
		1,236
Oil, Gas & Consumable Fuels (9.3%)
Devon Energy Corp.	12,950	467
EOG Resources, Inc.	5,550	452
Noble Energy, Inc.	7,000	250
Occidental Petroleum Corp.	3,350	253
Suncor Energy, Inc.	11,950	330
		1,752
Pharmaceuticals (4.5%)
Bristol-Myers Squibb Co.	2,600	186
Eli Lilly & Co.	2,700	203
Teva Pharmaceutical Industries Ltd. ADR	8,850	459
		848
Real Estate Investment Trusts (1.8%)
American Tower Corp.	3,275	346

Semiconductors & Semiconductor Equipment (3.8%)
Applied Materials, Inc.	15,000	366
Maxim Integrated Products, Inc.	9,100	346
		712
Software (4.2%)
Microsoft Corp.	9,050	480
Oracle Corp.	7,850	315
		795
Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	3,325	332

Tobacco (2.2%)
Philip Morris International, Inc.	4,200	415

Total Common Stocks (Cost $16,219)		17,275

Short-Term Investments (10.1%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% h (Cost $1,905)	1,905,396	1,905

Total Investments## (101.3%) (Cost $18,124)		19,180
Liabilities, less cash, receivables and other assets [(1.3%)]		(250)

Total Net Assets (100.0%)		$18,930

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (94.3%)

Argentina (0.2%)
MercadoLibre, Inc.	7,400	$1,010

Brazil (5.2%)
AMBEV SA ADR	1,185,400	6,235
BB Seguridade Participacoes SA	412,800	3,114
Cielo SA	459,508	4,037
Embraer SA ADR	71,900	1,497
FPC Par Corretora de Seguros SA	525,100	1,673
Itau Unibanco Holding SA, Preference Shares	595,270	4,785
		21,341
Chile (1.0%)
SACI Falabella	604,000	4,241

China (23.1%)
Alibaba Group Holding Ltd. ADR *	45,100	3,698
Baidu, Inc. ADR *	41,900	7,481
Beijing Enterprises Holdings Ltd.	760,900	3,951
Changyou.com Ltd. ADR *	167,700	3,231
China Everbright International Ltd.	5,845,900	6,244
China Medical System Holdings Ltd.	2,709,800	3,892
China Mengniu Dairy Co. Ltd.	1,431,180	2,387
China Mobile Ltd.	817,000	9,326
China State Construction International Holdings Ltd.	2,975,400	3,783
China Vanke Co. Ltd., H Shares	1,577,923	3,757
CNOOC Ltd.	2,567,400	3,063
Country Garden Holdings Co. Ltd.	1,689,100	674
Haier Electronics Group Co. Ltd.	2,719,800	4,396
Hua Hong Semiconductor Ltd. ñ	1,750,400	1,635
Industrial & Commercial Bank of China Ltd., H Shares	9,827,900	5,211
PICC Property & Casualty Co. Ltd., H Shares	2,323,200	4,233
Ping An Insurance Group Co. of China Ltd., H Shares	1,117,400	4,997
Sunny Optical Technology Group Co. Ltd.	1,790,500	6,198
Tencent Holdings Ltd.	659,900	14,657
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	173,100	966
		93,780
Czech Republic (1.0%)
Komercni Banka A/S	108,575	4,269

Hong Kong (1.8%)
AIA Group Ltd.	701,800	4,100
Galaxy Entertainment Group Ltd.	900,400	3,019
		7,119
India (11.5%)
Cairn India Ltd.	1,181,150	2,544
Cummins India Ltd.	372,358	4,433
Dabur India Ltd.	1,184,819	5,093
Dewan Housing Finance Corp. Ltd.	896,340	2,647
Glenmark Pharmaceuticals Ltd.	280,335	3,545
HDFC Bank Ltd. ADR	57,300	3,688
Hindustan Unilever Ltd.	160,610	2,034
IndusInd Bank Ltd.	295,430	4,839
InterGlobe Aviation Ltd. ñ*	212,540	3,360
Maruti Suzuki India Ltd.	70,160	4,331
Parag Milk Foods Ltd.Ñf*	561,055	2,077
Power Grid Corp. of India Ltd.	1,912,946	4,256
Prestige Estates Projects Ltd.	858,330	2,373
SH Kelkar & Co. Ltd. ñ	491,950	1,578
		46,798
Indonesia (3.5%)
PT AKR Corporindo Tbk	3,385,500	1,586
PT Gudang Garam Tbk	705,000	3,572
PT Link Net Tbk	5,059,200	1,559
PT Matahari Department Store Tbk	2,175,000	3,021
PT Semen Indonesia (Persero) Tbk	3,209,000	2,114
PT Sumber Alfaria Trijaya Tbk	53,085,000	2,332
		14,184
Jordan (0.9%)
Hikma Pharmaceuticals PLC	108,750	3,619

Korea (12.0%)
Coway Co. Ltd.	97,975	8,467
Hyundai Motor Co.	49,025	5,738
NAVER Corp.	9,670	5,842
NCSoft Corp.	12,405	2,503
Orion Corp.	1,951	1,588
Samsung Electronics Co. Ltd.	15,405	16,700
SFA Engineering Corp.	74,307	3,548
SK Hynix, Inc.	189,430	4,562
		48,948
Malaysia (0.6%)
Inari Amertron Bhd	3,380,725	2,538

Mexico (6.0%)
Arca Continental SAB de CV	499,800	3,310
Corp. Inmobiliaria Vesta SAB de CV	2,356,200	3,447
Fomento Economico Mexicano SAB de CV	223,100	2,027
Grupo Financiero Banorte SAB de CV, O Shares	931,000	4,877
Grupo GICSA SA de CV *	2,699,400	1,948
Grupo Mexico SAB de CV Series B	1,652,900	3,674
Infraestructura Energetica Nova SAB de CV	649,600	2,576
Unifin Financiera SAPI de CV	905,800	2,405
		24,264
Peru (0.9%)
Credicorp Ltd.	27,200	3,813

Philippines (3.1%)
Ayala Corp.	256,470	4,643
International Container Terminal Services, Inc.	1,056,920	1,278
SM Investments Corp.	150,360	3,022
Universal Robina Corp.	886,580	3,697
		12,640
Russia (3.0%)
LUKOIL PJSC ADR	15,255	587
LUKOIL PJSC ADR	78,985	3,021
Magnit PJSC f	33,115	4,638
X5 Retail Group NV GDR *	205,000	4,008
		12,254
Singapore (0.2%)
Asian Pay Television Trust	2,083,902	878

South Africa (6.4%)
Alexander Forbes Group Holdings Ltd.	4,903,836	2,065
Bid Corp. Ltd. *	227,589	4,382
Bidvest Group Ltd.	227,589	1,816
FirstRand Ltd.	1,412,490	3,820
Life Healthcare Group Holdings Ltd.	1,538,025	3,758
Naspers Ltd., N Shares	44,355	6,524
Sasol Ltd.	114,600	3,478
		25,843
Taiwan, Province of China (9.3%)
Accton Technology Corp.	3,298,100	4,349
Advanced Ceramic X Corp.	292,100	1,545
China Steel Chemical Corp.	234,100	790
Delta Electronics, Inc.	912,200	4,196
eMemory Technology, Inc.	310,200	3,115
Hermes Microvision, Inc.	162,640	5,760
Hu Lane Associate, Inc.	544,600	2,346
Kingpak Technology, Inc. *	87,300	922
MediaTek, Inc.	515,200	3,475
Taiwan Semiconductor Manufacturing Co. Ltd.	2,343,739	11,247
		37,745
Thailand (1.5%)
Bangkok Dusit Medical Services PCL f	4,052,400	2,734
CP ALL PCL f	2,311,600	3,219
		5,953
Turkey (1.6%)
Tofas Turk Otomobil Fabrikasi A/S	278,175	2,086
Ulker Biskuvi Sanayi A/S	599,225	4,332
		6,418
United Kingdom (1.5%)
SABMiller PLC	97,390	6,069

Total Common Stocks (Cost $378,827)		383,724

Short-Term Investments (6.3%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% h (Cost $25,423)	25,422,660	25,423

Total Investments## (100.6%) (Cost $404,250)		409,147
Liabilities, less cash, receivables and other assets [(0.6%)]		(2,434)

Total Net Assets (100.0%)		$406,713

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
EMERGING MARKETS EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's)	Percentage of Net Assets
Internet Software & Services	$32,688	8.0%
Banks	31,482	7.7%
Semiconductors & Semiconductor Equipment	29,794	7.3%
Food & Staples Retailing	18,579	4.6%
Insurance	18,117	4.5%
Beverages	17,641	4.3%
Electronic Equipment, Instruments & Components	17,402	4.3%
Technology Hardware, Storage & Peripherals	16,700	4.1%
Food Products	14,081	3.5%
Household Durables	12,863	3.2%
Oil, Gas & Consumable Fuels	12,693	3.1%
Real Estate Management & Development	12,199	3.0%
Automobiles	12,155	3.0%
Pharmaceuticals	11,056	2.7%
Diversified Financial Services	10,528	2.6%
Wireless Telecommunication Services	9,326	2.3%
Industrial Conglomerates	8,789	2.2%
Media	7,402	1.8%
Multiline Retail	7,262	1.8%
Health Care Providers & Services	6,492	1.6%
Commercial Services & Supplies	6,244	1.5%
Communications Equipment	5,894	1.4%
Software	5,734	1.4%
Personal Products	5,093	1.3%
Machinery	4,433	1.1%
Electric Utilities	4,256	1.0%
IT Services	4,037	1.0%
Construction & Engineering	3,783	0.9%
Metals & Mining	3,674	0.9%
Tobacco	3,572	0.9%
Airlines	3,360	0.8%
Hotels, Restaurants & Leisure	3,019	0.7%
Thrifts & Mortgage Finance	2,647	0.7%
Gas Utilities	2,576	0.6%
Consumer Finance	2,405	0.6%
Chemicals	2,368	0.6%
Auto Components	2,346	0.6%
Construction Materials	2,114	0.5%
Household Products	2,034	0.5%
Trading Companies & Distributors	1,586	0.4%
Diversified Telecommunication Services	1,559	0.4%
Aerospace & Defense	1,497	0.4%
Transportation Infrastructure	1,278	0.3%
Electrical Equipment	966	0.2%
Short-Term Investments and Other Assets-Net	22,989	5.7%
	$406,713	100.0%

Schedule of Investments Equity Income Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (92.0%)

Aerospace & Defense (1.1%)
Lockheed Martin Corp. g	78,500	$18,544

Air Freight & Logistics (1.2%)
United Parcel Service, Inc. Class B g	190,800	19,670

Banks (6.0%)
JPMorgan Chase & Co. g	659,000	43,013
PNC Financial Services Group, Inc.	438,400	39,342
Wells Fargo & Co.	336,000	17,042
		99,397
Beverages (1.3%)
Coca-Cola Co. g	478,600	21,345

Capital Markets (2.0%)
UBS Group AG	2,129,200	32,902

Chemicals (0.9%)
LyondellBasell Industries NV Class A	193,200	15,719

Communications Equipment (2.6%)
Cisco Systems, Inc. g	1,503,500	43,677

Containers & Packaging (1.4%)
International Paper Co. g	568,000	23,947

Diversified Telecommunication Services (3.0%)
AT&T, Inc.	433,500	16,971
BT Group PLC	2,600,800	16,680
Frontier Communications Corp.	3,226,100	16,679
		50,330
Electric Utilities (9.2%)
Edison International g	483,600	34,640
Entergy Corp.	509,700	38,697
Exelon Corp. g	1,092,000	37,423
NextEra Energy, Inc. g	350,900	42,150
		152,910
Energy Equipment & Services (2.1%)
Schlumberger Ltd.	462,100	35,258

Food Products (2.3%)
ConAgra Foods, Inc. g	843,000	38,525

Household Products (2.0%)
Procter & Gamble Co.	418,400	33,907

Industrial Conglomerates (4.5%)
General Electric Co.	1,173,400	35,472
Koninklijke Philips NV	620,400	16,719
Siemens AG	212,000	22,831
		75,022
Insurance (2.1%)
MetLife, Inc.	772,700	35,196

Media (2.9%)
Lagardere SCA	301,493	7,137
Regal Entertainment Group Class A	1,934,500	40,682
		47,819
Multi-Utilities (7.5%)
Ameren Corp. g	775,600	38,431
Black Hills Corp.	298,000	18,041
DTE Energy Co. g	382,500	34,685
WEC Energy Group, Inc.	578,400	34,785
		125,942
Oil, Gas & Consumable Fuels (4.4%)
Exxon Mobil Corp. g	390,200	34,736
Occidental Petroleum Corp.	235,100	17,736
Suncor Energy, Inc.	590,900	16,338
Targa Resources Corp.	105,200	4,506
		73,316
Personal Products (0.5%)
Unilever NV	188,000	8,415

Pharmaceuticals (7.0%)
Bristol-Myers Squibb Co. g	289,000	20,721
Eli Lilly & Co.	337,200	25,300
GlaxoSmithKline PLC ADR	835,300	35,392
Johnson & Johnson	313,800	35,362
		116,775
Real Estate Investment Trusts (19.2%)
AvalonBay Communities, Inc. g	97,000	17,448
Blackstone Mortgage Trust, Inc. Class A	1,043,400	29,413
Crown Castle International Corp. g	467,200	42,426
Douglas Emmett, Inc.	532,000	18,030
Equinix, Inc. g	120,400	43,585
Equity Residential	125,000	8,651
Prologis, Inc. g	838,200	39,840
Public Storage g	106,000	26,893
Simon Property Group, Inc. g	171,500	33,895
Starwood Property Trust, Inc.	1,252,700	25,831
Weyerhaeuser Co. g	1,065,100	33,551
		319,563
Road & Rail (0.8%)
Union Pacific Corp. g	158,800	13,369

Semiconductors & Semiconductor Equipment (4.5%)
Linear Technology Corp. g	399,800	18,918
Maxim Integrated Products, Inc.	493,300	18,726
QUALCOMM, Inc. g	350,000	19,222
Texas Instruments, Inc. g	288,000	17,453
		74,319
Software (2.0%)
Microsoft Corp.	631,000	33,443

Specialty Retail (1.5%)
Best Buy Co., Inc.	787,100	25,321

Total Common Stocks (Cost $1,360,902)		1,534,631

Preferred Stocks (1.7%)
Allergan PLC, Ser. A, 5.50%	10,865	9,177
El Paso Energy Capital Trust I, 4.75%	397,579	19,283

Total Preferred Stocks (Cost $27,217)		28,460
	Principal Amount
Convertible Bonds (5.4%)
Extra Space Storage LP, Guaranteed Notes, 3.13%, due 10/1/35 ñ	$33,260,000	38,249
Knowles Corp., Senior Unsecured Notes, 3.25%, due 11/1/21 ñ	2,050,000	2,138
LinkedIn Corp., Senior Unsecured Notes, 0.5%, due 11/1/19	8,600,000	8,036
Live Nation Entertainment, Inc., Senior Unsecured Notes, 2.50%, due 5/15/19	3,260,000	3,305
Priceline Group Inc., Senior Unsecured Notes, 0.90%, due 9/15/21	12,900,000	13,182
SINA Corp., Senior Unsecured Notes, 1.00%, due 12/1/18	25,100,000	24,739

Total Convertible Bonds (Cost $82,645)		89,649
	Number of Shares
Short-Term Investments (0.0%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% gh (Cost $0)[z]	1	0	[z]

Total Investments## (99.1%) (Cost $1,470,764)		$1,652,740
Cash, receivables and other assets, less liabilities k (0.9%)		15,234

Total Net Assets (100.0%)		$1,667,974

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund cont’d
(Unaudited)

Derivative Instruments

Written Option Contracts (“options written”)

At May 31, 2016, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Apple, Inc., Put	200	$80	October 2016	$(17,800)
Bristol-Myers Squibb Co., Call	250	77.5	December 2016	(50,750)
Bristol-Myers Squibb Co., Call	250	80	January 2017	(40,750)
Bristol-Myers Squibb Co., Call	250	85	January 2017	(19,000)
Cisco Systems, Inc., Call	400	31	January 2017	(36,400)
ConAgra Foods, Inc., Call	250	46	September 2016	(50,250)
Crown Castle International Corp., Call	250	100	October 2016	(14,500)
Edison International, Call	104	77.5	October 2016	(8,840)
Edison International, Call	300	80	January 2017	(31,500)
Equinix, Inc., Call	100	360	September 2016	(208,000)
Equinix, Inc., Call	100	380	September 2016	(107,000)
Equinix, Inc., Call	200	390	September 2016	(158,000)
Exxon Mobil Corp., Call	250	97.5	October 2016	(13,000)
Exxon Mobil Corp., Call	250	97.5	January 2017	(36,500)
Exxon Mobil Corp., Call	250	100	January 2017	(20,750)
International Paper Co., Call	250	48	January 2017	(21,250)
JPMorgan Chase & Co., Call	250	70	December 2016	(40,750)
JPMorgan Chase & Co., Call	250	72.5	January 2017	(30,250)
Lockheed Martin Corp., Call	100	260	January 2017	(40,000)
Lockheed Martin Corp., Call	100	270	January 2017	(22,500)
NextEra Energy, Inc., Call	200	130	January 2017	(40,000)
Prologis, Inc., Call	250	49	November 2016	(41,250)
QUALCOMM, Inc., Call	250	60	October 2016	(26,500)
QUALCOMM, Inc., Call	250	62.5	January 2017	(32,000)
Simon Property Group, Inc., Call	11	240	January 2017	(1,210)
Texas Instruments, Inc., Call	250	65	October 2016	(30,000)
Texas Instruments, Inc., Call	250	67.5	January 2017	(37,000)
Union Pacific Corp., Put	12	70	November 2016	(1,692)
Union Pacific Corp., Put	89	72.5	November 2016	(15,041)
Weyerhaeuser Co., Call	300	35	January 2017	(24,000)
			Total	$(1,216,483)

At May 31, 2016, the Fund had deposited $8,339,581 in a segregated account to cover requirements on options written.

Schedule of Investments Focus Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (99.1%)

Airlines (3.2%)
Delta Air Lines, Inc.	527,000	$22,903

Auto Components (3.9%)
Johnson Controls, Inc.	635,000	28,035

Banks (6.9%)
JPMorgan Chase & Co.	541,000	35,311
PNC Financial Services Group, Inc.	159,100	14,278
		49,589
Chemicals (1.9%)
WR Grace & Co.	172,000	13,354

Commercial Services & Supplies (1.1%)
Pitney Bowes, Inc.	418,000	7,787

Communications Equipment (2.3%)
Motorola Solutions, Inc.	243,000	16,833

Containers & Packaging (0.5%)
Silgan Holdings, Inc.	70,000	3,580

Diversified Financial Services (2.5%)
Intercontinental Exchange, Inc.	65,000	17,623

Electronic Equipment, Instruments & Components (1.7%)
CDW Corp.	295,000	12,555

Food & Staples Retailing (6.0%)
CVS Health Corp.	198,000	19,097
US Foods Holding Corp. *	230,800	5,768
Wal-Mart Stores, Inc.	260,000	18,403
		43,268
Food Products (3.7%)
Blue Buffalo Pet Products, Inc. *g	420,100	10,855
Mondelez International, Inc. Class A	352,000	15,661
		26,516
Health Care Providers & Services (2.6%)
UnitedHealth Group, Inc.	139,000	18,580

Household Durables (5.1%)
Newell Brands, Inc.	297,000	14,164
Whirlpool Corp.	130,000	22,701
		36,865
Household Products (3.3%)
Procter & Gamble Co. g	291,000	23,583

Independent Power and Renewable Electricity Producers (2.6%)
Calpine Corp. *	1,265,000	18,722

Insurance (5.1%)
Willis Towers Watson PLC	287,700	36,831

Internet & Catalog Retail (2.4%)
Amazon.com, Inc. *	5,000	3,614
Liberty Interactive Corp. QVC Group Class A *	500,000	13,490
		17,104
Internet Software & Services (4.2%)
Alphabet, Inc. Class A *	20,000	14,977
Alphabet, Inc. Class C *	21,000	15,450
		30,427
Media (1.0%)
Comcast Corp. Class A	118,000	7,469

Oil, Gas & Consumable Fuels (8.7%)
Concho Resources, Inc. *	261,000	31,670
EOG Resources, Inc.	321,000	26,117
Rice Energy, Inc. *	245,000	4,961
		62,748
Pharmaceuticals (9.3%)
Allergan PLC *	77,000	18,153
Eli Lilly & Co.	335,000	25,135
Teva Pharmaceutical Industries Ltd. ADR	449,000	23,289
		66,577
Real Estate Investment Trusts (1.2%)
Weyerhaeuser Co.	265,000	8,347

Road & Rail (2.3%)
Avis Budget Group, Inc. *g	557,000	16,710

Semiconductors & Semiconductor Equipment (2.7%)
NXP Semiconductors NV *	209,000	19,748

Software (7.0%)
Activision Blizzard, Inc.	420,000	16,489
Intuit, Inc.	145,000	15,466
Oracle Corp.	451,000	18,130
		50,085
Technology Hardware, Storage & Peripherals (1.8%)
Western Digital Corp.	279,000	12,985

Trading Companies & Distributors (0.8%)
AerCap Holdings NV *	156,000	6,098

Wireless Telecommunication Services (5.3%)
T-Mobile US, Inc. *	895,000	38,270

Total Common Stocks (Cost $624,972)		713,192

Short-Term Investments (1.7%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% gh (Cost $12,044)	12,043,660	12,044

Total Investments## (100.8%) (Cost $637,016)		725,236
Liabilities, less cash, receivables and other assets k [(0.8%)]		(5,844)

Total Net Assets (100.0%)		$719,392

See Notes to Schedule of Investments

Schedule of Investments Focus Fund cont’d
(Unaudited)

Derivative Instruments

Written Option Contracts (“options written”)

At May 31, 2016, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Avis Budget Group, Inc., Put Avis Budget Group, Inc., Put	300 300	$23 23	June 2016 July 2016	$(3,000) (6,000)
Blue Buffalo Pet Products, Inc., Call	200	27.5	July 2016	(15,000)
Blue Buffalo Pet Products, Inc., Call	300	30	September 2016	(30,000)
Procter Gamble Co., Put	250	70	October 2016	(17,750)
Procter Gamble Co., Put	300	70	January 2017	(41,100)
			Total	$(112,850)

At May 31, 2016, the Fund had deposited $47,594 in a segregated account to cover requirements on options written.

Schedule of Investments Genesis Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (98.0%)

Aerospace & Defense (0.4%)
Astronics Corp. *	1,050,865	$40,458

Air Freight & Logistics (0.7%)
Forward Air Corp. ^	1,552,668	70,631

Airlines (0.4%)
Allegiant Travel Co.	284,500	39,551

Auto Components (1.3%)
Drew Industries, Inc.	1,130,269	87,437
Gentex Corp.	3,109,698	51,559
		138,996
Banks (8.6%)
Bank of Hawaii Corp.	1,996,212	143,428
Bank of the Ozarks, Inc.	2,249,200	87,516
BankUnited, Inc.	1,931,130	63,920
BOK Financial Corp.	1,121,776	71,502
Community Bank System, Inc.	1,334,858	55,050
Cullen/Frost Bankers, Inc.	1,424,025	95,267
CVB Financial Corp.	5,268,672	92,465
First Financial Bankshares, Inc.	2,891,347	96,889
FNB Corp.	5,888,846	78,852
LegacyTexas Financial Group, Inc.	1,829,618	49,253
PacWest Bancorp	1,410,251	58,779
		892,921
Beverages (0.4%)
Boston Beer Co., Inc. Class A *	271,219	42,147

Building Products (1.7%)
AAON, Inc.	2,417,110	66,326
Advanced Drainage Systems, Inc.	867,100	21,079
AO Smith Corp.	1,071,348	88,172
		175,577
Capital Markets (0.4%)
Artisan Partners Asset Management, Inc. Class A	951,478	31,094
OM Asset Management PLC	536,600	8,146
		39,240
Chemicals (3.8%)
Balchem Corp.	1,414,109	84,776
NewMarket Corp.	73,812	29,894
Quaker Chemical Corp.	287,460	24,840
RPM International, Inc.	1,136,944	57,063
Sensient Technologies Corp. ^	2,910,045	198,523
		395,096
Commercial Services & Supplies (4.1%)
G&K Services, Inc. Class A	800,600	60,013
Healthcare Services Group, Inc.	3,234,781	126,157
Ritchie Bros. Auctioneers, Inc.	1,502,300	49,155
Rollins, Inc.	5,395,630	153,344
UniFirst Corp.	343,150	39,692
		428,361
Communications Equipment (0.8%)
NetScout Systems, Inc. *	3,308,784	80,271

Construction & Engineering (0.9%)
Valmont Industries, Inc.	685,404	94,805

Construction Materials (0.7%)
Eagle Materials, Inc.	886,100	69,399

Containers & Packaging (2.5%)
AptarGroup, Inc.	2,609,000	201,571
Silgan Holdings, Inc.	1,103,883	56,453
		258,024
Distributors (1.9%)
Pool Corp. ^	2,120,798	194,202

Diversified Financial Services (2.0%)
FactSet Research Systems, Inc.	538,100	85,596
MarketAxess Holdings, Inc.	832,451	116,493
		202,089
Electrical Equipment (0.1%)
AZZ, Inc.	5,200	307
Thermon Group Holdings, Inc. *	709,231	14,255
		14,562
Electronic Equipment, Instruments & Components (5.7%)
Badger Meter, Inc.	388,301	29,123
Cognex Corp.	1,538,854	66,278
FEI Co.	1,748,842	187,913
Littelfuse, Inc.	1,102,511	126,271
MTS Systems Corp.	136,842	6,541
Rogers Corp. *^	1,186,851	78,890
Zebra Technologies Corp. Class A *	1,758,224	93,379
		588,395
Energy Equipment & Services (1.0%)
Dril-Quip, Inc. *	274,200	16,734
Natural Gas Services Group, Inc. *	517,100	10,482
Oceaneering International, Inc.	989,228	32,704
Pason Systems, Inc.	3,574,357	48,790
		108,710
Food & Staples Retailing (0.2%)
North West Co., Inc. f	906,200	20,642

Food Products (3.2%)
B&G Foods, Inc.	675,400	29,035
Blue Buffalo Pet Products, Inc. *	1,471,838	38,032
Cal-Maine Foods, Inc.	615,800	27,403
Calavo Growers, Inc.	633,702	35,874
Flowers Foods, Inc.	2,232,400	41,858
J & J Snack Foods Corp.	774,646	81,725
Lancaster Colony Corp.	644,756	78,164
		332,091
Health Care Equipment & Supplies (7.5%)
Abaxis, Inc. ^	1,200,100	55,229
Atrion Corp.	12,657	4,971
Cantel Medical Corp.	717,403	47,657
Dentsply Sirona, Inc.	2,412,318	149,950
Haemonetics Corp. *	1,439,828	40,315
IDEXX Laboratories, Inc. *	1,701,924	149,037
LivaNova PLC *	269,595	13,159
Meridian Bioscience, Inc.	24,500	477
Natus Medical, Inc. *	1,190,613	38,493
Neogen Corp. *	338,000	16,687
Vascular Solutions, Inc. *	448,500	17,083
West Pharmaceutical Services, Inc.	3,197,358	240,058
		773,116
Health Care Providers & Services (4.0%)
AmSurg Corp. *	1,194,250	89,318
Chemed Corp.	656,700	85,640
Henry Schein, Inc. *	912,740	158,571
Surgery Partners, Inc. *	421,900	5,803
Surgical Care Affiliates, Inc. *	767,551	34,363
U.S. Physical Therapy, Inc. ^	688,500	39,775
		413,470
Hotels, Restaurants & Leisure (3.5%)
Brinker International, Inc.	1,742,200	78,347
Cheesecake Factory, Inc.	1,079,900	53,855
Cracker Barrel Old Country Store, Inc.	544,527	82,485
Papa John's International, Inc.	938,445	59,441
Texas Roadhouse, Inc.	1,884,900	84,462
		358,590
Household Products (2.5%)
Church & Dwight Co., Inc.	2,497,756	245,979
WD-40 Co.	94,200	10,491
		256,470
Industrial Conglomerates (0.3%)
Raven Industries, Inc.	1,468,552	29,606

Insurance (1.6%)
AMERISAFE, Inc.	452,000	27,450
RLI Corp.	1,877,314	124,109
Safety Insurance Group, Inc.	310,049	18,420
		169,979
Internet Software & Services (0.1%)
j2 Global, Inc.	231,301	15,490
NIC, Inc.	12,800	254
		15,744
IT Services (1.1%)
Jack Henry & Associates, Inc.	1,359,603	114,791

Leisure Products (0.7%)
Polaris Industries, Inc.	902,620	76,741

Life Sciences Tools & Services (3.8%)
Bio-Techne Corp.	1,181,900	129,867
ICON PLC *^	2,785,000	196,175
PAREXEL International Corp. *	1,059,255	66,617
		392,659
Machinery (9.2%)
CLARCOR, Inc.	1,624,088	96,309
Donaldson Co., Inc.	1,245,600	41,740
Franklin Electric Co., Inc.	1,228,472	41,006
Graco, Inc.	633,517	50,852
Lindsay Corp. ^	663,650	47,345
Middleby Corp. *	1,018,818	126,537
Milacron Holdings Corp. *	987,300	16,192
Nordson Corp.	1,210,808	105,316
RBC Bearings, Inc. *^	1,235,540	92,542
Tennant Co. ^	995,302	53,448
Toro Co.	1,495,388	133,553
Wabtec Corp.	1,906,800	147,548
		952,388
Marine (0.0%)
Kirby Corp. *	14,800	1,037
Media (1.7%)
Gray Television, Inc. *^	3,868,150	45,721
Media General, Inc. *	936,019	16,699
Nexstar Broadcasting Group, Inc. Class A ^	2,085,021	110,965
		173,385
Metals & Mining (0.9%)
Compass Minerals International, Inc.	1,138,373	88,736

Oil, Gas & Consumable Fuels (1.0%)
Diamondback Energy, Inc. *	310,301	28,222
Gulfport Energy Corp. *	990,371	30,444
Matador Resources Co. *	846,500	19,232
RSP Permian, Inc. *	905,700	29,825
		107,723
Paper & Forest Products (1.0%)
Stella-Jones, Inc. f	2,705,400	101,730

Pharmaceuticals (0.6%)
Phibro Animal Health Corp. Class A	601,702	11,426
Prestige Brands Holdings, Inc. *	950,200	51,349
		62,775
Professional Services (1.0%)
Exponent, Inc. ^	1,975,670	106,508

Semiconductors & Semiconductor Equipment (1.4%)
MKS Instruments, Inc.	907,600	37,193
Power Integrations, Inc. ^	2,141,000	106,815
		144,008
Software (9.7%)
Aspen Technology, Inc. *	1,623,600	61,891
Computer Modelling Group Ltd. ^	4,795,000	37,880
Constellation Software, Inc.	350,442	141,931
Descartes Systems Group, Inc. *	2,391,450	50,077
Enghouse Systems Ltd. f	1,108,700	50,652
Fair Isaac Corp.	1,207,058	134,502
Manhattan Associates, Inc. *	2,705,728	178,389
Monotype Imaging Holdings, Inc. ^	2,911,506	69,527
NICE-Systems Ltd. ADR	775,741	49,640
Progress Software Corp. *	1,164,300	30,656
Qualys, Inc. *	436,100	13,602
Tyler Technologies, Inc. *	1,220,732	187,126
		1,005,873
Specialty Retail (3.4%)
Asbury Automotive Group, Inc. *	576,600	32,347
Hibbett Sports, Inc. *^	1,169,969	40,411
Lithia Motors, Inc. Class A	642,400	52,895
Monro Muffler Brake, Inc.	761,100	47,911
Sally Beauty Holdings, Inc. *	2,123,893	60,998
Tractor Supply Co.	1,191,982	114,550
		349,112
Technology Hardware, Storage & Peripherals (0.8%)
Electronics For Imaging, Inc. *	1,860,300	81,537

Trading Companies & Distributors (1.4%)
Applied Industrial Technologies, Inc.	863,944	39,050
Watsco, Inc.	779,404	104,620
		143,670
Total Common Stocks (Cost $5,482,223)		10,145,816

Short-Term Investments (1.9%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% h	56,730,145	56,730
State Street Institutional Treasury Plus Fund Premier Class, 0.16% h^	139,302,540	139,303

Total Short-Term Investments (Cost $196,033)		196,033

Total Investments## (99.9%) (Cost $5,678,256)		10,341,849
Cash, receivables and other assets, less liabilities (0.1%)		5,949

Total Net Assets (100.0%)		$10,347,798

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (98.1%)

Australia (1.5%)
Insurance Australia Group Ltd.	14,105	$60

Canada (3.7%)
Alimentation Couche-Tard, Inc. Class B	1,625	71
Home Capital Group, Inc.	810	22
Kinaxis, Inc. *	710	28
Suncor Energy, Inc.	949	26
		147
China (3.4%)
Alibaba Group Holding Ltd. ADR *	590	48
Baidu, Inc. ADR *	295	53
Haier Electronics Group Co. Ltd.	19,800	32
		133
France (6.2%)
Air Liquide SA	350	38
BNP Paribas SA	640	35
Sanofi	520	43
Sodexo SA	520	55
Valeo SA	260	39
Virbac SA	200	34
		244
Germany (2.7%)
Continental AG	240	51
Henkel AG & Co. KGaA, Preference Shares	460	54
		105
Israel (4.4%)
Bezeq Israeli Telecommunication Corp. Ltd.	24,860	48
Check Point Software Technologies Ltd. *	900	76
Teva Pharmaceutical Industries Ltd. ADR	920	48
		172
Japan (4.1%)
Daikin Industries Ltd.	450	39
Sundrug Co. Ltd.	850	70
TOYOTA MOTOR Corp.	950	50
		159
Netherlands (4.2%)
AerCap Holdings NV *	1,235	48
ASML Holding NV	680	68
NXP Semiconductors NV *	540	51
		167
Spain (0.8%)
Banco Bilbao Vizcaya Argentaria SA	4,485	30

Switzerland (8.7%)
Cie Financiere Richemont SA	580	34
Givaudan SA	33	63
Julius Baer Group Ltd. *	1,200	53
Roche Holding AG	221	58
SGS SA	21	45
Sonova Holding AG	315	42
TE Connectivity Ltd.	775	47
		342
United Kingdom (14.0%)
Aon PLC	530	58
Barclays PLC	13,364	35
Howden Joinery Group PLC	6,755	50
Lloyds Banking Group PLC	26,129	27
Marks & Spencer Group PLC	4,845	27
Prudential PLC	2,865	57
SABMiller PLC	865	54
Spectris PLC	1,499	36
St. James's Place PLC	3,885	52
TalkTalk Telecom Group PLC	11,835	41
Travis Perkins PLC	1,753	49
Virgin Money Holdings UK PLC	6,329	34
Worldpay Group PLC ñ*	7,210	29
		549
United States (44.4%)
Activision Blizzard, Inc.	1,165	46
Alphabet, Inc. Class A *	45	34
Alphabet, Inc. Class C *	45	33
Amazon.com, Inc. *	103	74
Apple, Inc.	793	79
BlackRock, Inc.	140	51
Blue Buffalo Pet Products, Inc. *	1,620	42
Cardinal Health, Inc.	870	69
CDW Corp.	1,025	44
CVS Health Corp.	665	64
EOG Resources, Inc.	484	39
Estee Lauder Cos., Inc. Class A	490	45
Fidelity National Information Services, Inc.	755	56
First Republic Bank	715	52
Gilead Sciences, Inc.	385	33
Graco, Inc.	670	54
Henry Schein, Inc. *	425	74
Intercontinental Exchange, Inc.	200	54
JPMorgan Chase & Co.	1,005	66
Medtronic PLC	612	49
Milacron Holdings Corp. *	2,310	38
Nielsen Holdings PLC	1,330	71
Nordstrom, Inc.	515	19
Pioneer Natural Resources Co.	255	41
Range Resources Corp.	795	34
RPM International, Inc.	1,320	66
Samsonite International SA	9,050	27
Schlumberger Ltd.	465	35
Sealed Air Corp.	1,265	59
Sensata Technologies Holding NV *	1,290	48
T-Mobile US, Inc. *	1,000	43
VF Corp.	750	47
Visa, Inc. Class A	605	48
Wabtec Corp.	485	37
Waste Connections, Inc.	1,090	71
		1,742
Total Common Stocks (Cost $3,576)		3,850

Short-Term Investments (1.6%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% h (Cost $62)	61,809	62

Total Investments## (99.7%) (Cost $3,638)		3,912
Cash, receivables and other assets, less liabilities (0.3%)		13

Total Net Assets (100.0%)		$3,925

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
GLOBAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's)	Percentage of Net Assets
Banks	$279	7.1%
Insurance	227	5.8%
Food & Staples Retailing	205	5.2%
Pharmaceuticals	183	4.7%
Internet Software & Services	168	4.3%
Chemicals	167	4.2%
Software	150	3.8%
Trading Companies & Distributors	147	3.7%
Health Care Providers & Services	143	3.6%
Oil, Gas & Consumable Fuels	140	3.6%
IT Services	133	3.4%
Machinery	129	3.3%
Electronic Equipment, Instruments & Components	127	3.2%
Semiconductors & Semiconductor Equipment	119	3.0%
Professional Services	116	3.0%
Textiles, Apparel & Luxury Goods	108	2.8%
Capital Markets	104	2.6%
Health Care Equipment & Supplies	91	2.3%
Auto Components	90	2.3%
Diversified Telecommunication Services	89	2.3%
Technology Hardware, Storage & Peripherals	79	2.0%
Internet & Catalog Retail	74	1.9%
Commercial Services & Supplies	71	1.8%
Containers & Packaging	59	1.5%
Hotels, Restaurants & Leisure	55	1.4%
Beverages	54	1.4%
Diversified Financial Services	54	1.4%
Household Products	54	1.4%
Automobiles	50	1.3%
Electrical Equipment	48	1.2%
Multiline Retail	46	1.2%
Personal Products	45	1.1%
Wireless Telecommunication Services	43	1.1%
Food Products	42	1.1%
Building Products	39	1.0%
Energy Equipment & Services	35	0.9%
Biotechnology	33	0.8%
Household Durables	32	0.8%
Thrifts & Mortgage Finance	22	0.6%
Short-Term Investments and Other Assets-Net	75	1.9%
	$3,925	100.0%

Schedule of Investments Global Real Estate Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (100.3%)

Australia (6.4%)
Goodman Group	7,361	$38
Investa Office Fund	7,820	24
Mirvac Group	17,931	25
Scentre Group	16,108	54
Westfield Corp.	6,278	49
		190
Canada (3.3%)
Allied Properties Real Estate Investment Trust	1,000	28
Brookfield Asset Management, Inc. Class A	1,083	38
Canadian Apartment Properties REIT	1,402	32
		98
France (5.8%)
ICADE	881	63
Unibail-Rodamco SE	404	109
		172
Germany (3.4%)
Deutsche Wohnen AG	1,992	64
Vonovia SE	1,076	37
		101
Hong Kong (6.9%)
Henderson Land Development Co. Ltd.	6,544	40
Hongkong Land Holdings Ltd.	5,705	34
Sun Hung Kai Properties Ltd.	8,344	98
Wharf Holdings Ltd.	6,000	32
		204
Japan (11.3%)
Industrial & Infrastructure Fund Investment Corp.	7	36
Kenedix Retail REIT Corp.	13	34
Mitsubishi Estate Co. Ltd.	3,537	68
Mitsui Fudosan Co. Ltd.	3,458	85
Mori Hills REIT Investment Corp.	21	32
Nippon Building Fund, Inc.	8	48
Sumitomo Realty & Development Co. Ltd.	1,123	31
		334
Singapore (2.3%)
Ascendas Real Estate Investment Trust	16,267	27
CapitaLand Ltd.	12,762	28
City Developments Ltd.	2,380	14
		69
Sweden (1.6%)
Hufvudstaden AB, A Shares	3,032	47

United Kingdom (5.7%)
Great Portland Estates PLC	3,117	34
Land Securities Group PLC	2,257	38
Safestore Holdings PLC	5,482	28
Segro PLC	5,101	32
Shaftesbury PLC	2,752	37
		169
United States (53.6%)
American Homes 4 Rent Class A	1,602	29
American Tower Corp.	443	47
AvalonBay Communities, Inc.	465	84
Boston Properties, Inc.	514	65
CoreSite Realty Corp.	424	32
DCT Industrial Trust, Inc.	760	33
Douglas Emmett, Inc.	687	23
DuPont Fabros Technology, Inc.	719	30
Equinix, Inc.	196	71
Equity Commonwealth *	1,064	31
Equity Lifestyle Properties, Inc.	450	33
Equity Residential	1,175	81
Essex Property Trust, Inc.	306	70
Extra Space Storage, Inc.	445	41
Federal Realty Investment Trust	374	57
General Growth Properties, Inc.	1,219	33
Host Hotels & Resorts, Inc.	2,545	39
Kilroy Realty Corp.	359	23
Kimco Realty Corp.	2,508	71
Kite Realty Group Trust	1,053	28
National Retail Properties, Inc.	1,288	58
OMEGA Healthcare Investors, Inc.	810	26
Prologis, Inc.	1,042	50
Public Storage	477	121
Simon Property Group, Inc.	684	135
SL Green Realty Corp.	200	20
Starwood Hotels & Resorts Worldwide, Inc.	291	21
Taubman Centers, Inc.	290	20
Ventas, Inc.	1,222	81
Vornado Realty Trust	580	55
Welltower, Inc.	734	51
Weyerhaeuser Co.	909	29
		1,588
Total Common Stocks (Cost $2,903)		2,972

Short-Term Investments (1.2%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.45% h (Cost $35)	34,590	35

Total Investments## (101.5%) (Cost $2,938)		3,007
Liabilities, less cash, receivables and other assets [(1.5%)]		(45)

Total Net Assets (100.0%)		$2,962

See Notes to Schedule of Investments

POSITIONS BY SECTOR
GLOBAL REAL ESTATE FUND (UNAUDITED)

Sector	Investments at Value† (000's)	Percentage of Net Assets
Industrial & Office REITs	$639	21.6%
Retail REITs	628	21.2%
Real Estate Holding & Development	616	20.8%
Residential REITs	322	10.8%
Specialty REITs	298	10.1%
Diversified REITs	156	5.3%
Real Estate Investment Trusts	88	2.9%
Diversified	62	2.1%
Hotel & Lodging REITs	60	2.0%
Health Care REITs	51	1.7%
Retail	29	1.0%
Office	23	0.8%
Short-Term Investments and Other Assets-Net	(10)	(0.3)%
	$2,962	100.0%

Schedule of Investments Greater China Equity Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (73.3%)

Automobiles (2.6%)
Brilliance China Automotive Holdings Ltd.	1,872,000	$1,812
Great Wall Motor Co. Ltd., H Shares	643,500	494
		2,306
Banks (3.3%)
Industrial & Commercial Bank of China Ltd., H Shares	5,543,911	2,939

Beverages (2.3%)
Kweichow Moutai Co. Ltd. Class A *	51,072	2,055

Commercial Services & Supplies (2.7%)
China Everbright International Ltd.	2,285,000	2,441

Diversified Consumer Services (0.9%)
TAL Education Group ADR *	15,500	828

Food Products (0.1%)
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	41,422	97

Independent Power and Renewable Electricity Producers (4.2%)
China Power International Development Ltd.	4,107,000	1,728
Huadian Fuxin Energy Corp. Ltd., H Shares	3,942,000	867
Huadian Power International Corp. Ltd., H Shares	2,170,000	1,148
		3,743
Insurance (9.9%)
PICC Property & Casualty Co. Ltd., H Shares	2,436,000	4,439
Ping An Insurance Group Co. of China Ltd., H Shares	981,000	4,387
		8,826
Internet & Catalog Retail (4.4%)
JD.com, Inc. ADR *	158,615	3,904

Internet Software & Services (18.3%)
Alibaba Group Holding Ltd. ADR *	53,784	4,410
NetEase, Inc. ADR	17,903	3,184
Tencent Holdings Ltd.	390,600	8,676
		16,270
Machinery (1.3%)
Zhengzhou Yutong Bus Co. Ltd. Class A	398,767	1,187

Oil, Gas & Consumable Fuels (0.4%)
CNOOC Ltd.	315,000	376

Pharmaceuticals (6.3%)
China Medical System Holdings Ltd.	1,121,000	1,610
CSPC Pharmaceutical Group Ltd.	3,856,000	3,508
Jiangsu Hengrui Medicine Co. Ltd. Class A	69,300	484
		5,602
Real Estate Management & Development (2.5%)
Poly Real Estate Group Co. Ltd. Class A	1,389,987	1,792
Sunac China Holdings Ltd.	753,000	465
		2,257
Transportation Infrastructure (5.4%)
Shanghai International Airport Co. Ltd. Class A	925,297	3,891
Shenzhen International Holdings Ltd.	627,000	952
		4,843
Water Utilities (3.0%)
Beijing Enterprises Water Group Ltd.	4,030,000	2,583
Kangda International Environmental Co. Ltd. ñ*	387,000	82
		2,665
Wireless Telecommunication Services (5.7%)
China Mobile Ltd.	444,000	5,068

Total Common Stocks (Cost $70,602)		65,407

Participatory Notes (21.5%)

Beverages (1.6%)
Kweichow Moutai Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 8/17/2018	35,100	1,410

Commercial Services & Supplies (2.9%)
Beijing Originwater Technology Co. Ltd., Class A (issuer UBS AG), Expiration Date 4/27/2017	302,241	707
Beijing Originwater Technology Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 1/14/2019 r	617,650	1,444
Beijing Originwater Technology Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 9/17/2024	72,200	169
Beijing Originwater Technology Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 3/15/2019	105,717	247
		2,567
Food Products (0.5%)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (issuer Macquarie Bank, Ltd.), Expiration Date 2/17/2017	174,450	408

Health Care Providers & Services (2.6%)
Huadong Medicine Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 6/19/2023	74,807	746
Huadong Medicine Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 11/12/2018 r	48,659	486
Huadong Medicine Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/17/2017	104,580	1,044
Huadong Medicine Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/17/2017	4,818	48
		2,324
Household Durables (3.5%)
Midea Group Co. Ltd., Class A (issuer Goldman Sachs International) Expiration Date 3/7/2017	86,985	282
Midea Group Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/17/2017	230,581	748
Midea Group Co. Ltd., Class A (issuer Credit Suisse AG), Expiration Date 6/29/2020 ñ	99,900	324
Midea Group Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 12/21/2016 ñ	458,485	1,486
Midea Group Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/17/2017	91,623	297
		3,137
Internet Software & Services (5.1%)
Wangsu Science & Technology Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/17/2017	371,524	3,783
Wangsu Science & Technology Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 1/5/2018 r	76,000	774
		4,557
Machinery (4.1%)
Han's Laser Technology Industry Group Co. Ltd., Class A (issuer UBS AG), Expiration Date 3/7/2017	284,208	993
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 1/13/2025	256,150	762
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 1/5/2017 ñ	461,858	1,375
Zhengzhou Yutong Bus Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/17/2017	110,006	327
Zhengzhou Yutong Bus Co. Ltd. Class A (issuer Morgan Stanley Asia Products), Expiration Date 11/9/2017 ñ	83,400	248
		3,705
Real Estate Management & Development (0.9%)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 12/29/2017 *r	360,300	776

Transportation Infrastructure (0.3%)
Shanghai International Airport Co. Ltd., Class A (issuer Macquarie Bank Ltd.), Expiration Date 10/30/2017	61,189	257

Total Participatory Notes (Cost $18,761)		19,141

Short-Term Investments (0.7%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.24% h (Cost $585)	584,985	585

Total Investments## (95.5%) (Cost $89,948)		85,133
Cash, receivables and other assets, less liabilities (4.5%)		4,050

Total Net Assets (100.0%)		$89,183

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (90.7%)

Airlines (1.9%)
Delta Air Lines, Inc. g	488,750	$21,241

Banks (4.5%)
JPMorgan Chase & Co.	349,345	22,802
U.S. Bancorp	666,590	28,543
		51,345
Beverages (3.4%)
Anheuser-Busch InBev NV ADR	140,000	17,671
PepsiCo, Inc.	207,000	20,942
		38,613
Biotechnology (2.1%)
Celgene Corp. *	225,000	23,742

Capital Markets (1.2%)
BlackRock, Inc. g	38,500	14,008

Chemicals (2.1%)
Ashland, Inc.	207,000	23,466

Commercial Services & Supplies (0.6%)
Stericycle, Inc. *	65,175	6,387

Consumer Finance (1.8%)
Synchrony Financial *	656,865	20,494

Diversified Financial Services (3.3%)
CME Group, Inc.	167,510	16,397
Markit Ltd. *	621,352	21,356
		37,753
Diversified Telecommunication Services (4.1%)
Level 3 Communications, Inc. *	480,000	25,896
SBA Communications Corp. Class A *g	208,700	20,745
		46,641
Electric Utilities (2.3%)
Brookfield Infrastructure Partners LP	610,890	26,122

Electronic Equipment, Instruments & Components (2.1%)
CDW Corp.	549,000	23,365

Energy Equipment & Services (2.6%)
Schlumberger Ltd.	393,610	30,032

Food & Staples Retailing (7.0%)
Costco Wholesale Corp.	110,100	16,380
CVS Health Corp.	278,000	26,813
US Foods Holding Corp. *	73,310	1,832
Whole Foods Market, Inc. g	1,075,000	34,776
		79,801
Food Products (2.6%)
ConAgra Foods, Inc.	658,000	30,071

Health Care Equipment & Supplies (1.6%)
Dentsply Sirona, Inc.	284,000	17,653

Health Care Providers & Services (5.0%)
DaVita HealthCare Partners, Inc. *	470,000	36,340
UnitedHealth Group, Inc.	152,000	20,318
		56,658
Hotels, Restaurants & Leisure (1.7%)
McDonald's Corp.	160,000	19,530

Industrial Conglomerates (2.2%)
3M Co.	147,215	24,779

Internet & Catalog Retail (2.7%)
Amazon.com, Inc. *	19,770	14,290
Priceline Group, Inc. *	13,000	16,436
		30,726
Internet Software & Services (4.8%)
Alphabet, Inc. Class A *	38,940	29,160
eBay, Inc. *	1,023,980	25,047
		54,207
IT Services (3.0%)
Alliance Data Systems Corp. *	62,503	13,887
Visa, Inc. Class A	260,395	20,556
		34,443
Machinery (1.3%)
Ingersoll-Rand PLC	227,000	15,166

Multi-Utilities (2.0%)
WEC Energy Group, Inc.	368,000	22,132

Oil, Gas & Consumable Fuels (3.2%)
Anadarko Petroleum Corp.	56,285	2,919
Cheniere Energy, Inc. *	85,580	2,750
Enbridge, Inc.	776,950	30,992
		36,661
Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	233,595	16,749

Real Estate Investment Trusts (0.9%)
Weyerhaeuser Co. g	341,015	10,742

Real Estate Management & Development (2.5%)
Brookfield Asset Management, Inc. Class A	821,000	28,817

Road & Rail (0.3%)
Canadian Pacific Railway Ltd.	24,000	3,110

Semiconductors & Semiconductor Equipment (1.2%)
Texas Instruments, Inc.	218,000	13,211

Software (3.7%)
Adobe Systems, Inc. *	62,629	6,230
Intuit, Inc.	153,319	16,353
Microsoft Corp.	375,000	19,875
		42,458
Specialty Retail (5.3%)
Home Depot, Inc.	191,000	25,235
TJX Cos., Inc.	203,000	15,452
Tractor Supply Co.	197,500	18,980
		59,667
Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	311,300	31,086

Textiles, Apparel & Luxury Goods (3.5%)
lululemon athletica, Inc. *g	226,000	14,697
PVH Corp. g	270,500	25,373
		40,070
Total Common Stocks (Cost $933,104)		1,030,946

Purchased Options (0.0%)

Food & Staples Retailing (0.0%)
Whole Foods Market, Inc. Call July 15, 2016 @ 33	400	29
Whole Foods Market, Inc. Call September 16, 2016 @ 34	400	44

Total Purchased Options (Cost $85)		73

Short-Term Investments (9.2%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% h (Cost $104,262)	104,262,307	104,262

Total Investments## (99.9%) (Cost $1,037,451)		1,135,281
Cash, receivables and other assets, less liabilities k(0.1%)		1,337

Total Net Assets (100.0%)		$1,136,618

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund cont’d
(Unaudited)

Derivative Instruments

Written Option Contracts (“options written”)

At May 31, 2016, the Fund had outstanding options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
BlackRock, Inc., Call Delta Air Lines, Inc., Call	38 345	$370 50	October 2016 September 2016	$(56,240) (22,425)
Delta Air Lines, Inc., Put	345	40	September 2016	(59,685)
lululemon athletica, Inc., Call	200	70	July 2016	(35,600)
SBA Communications Corp., Put	84	100	September 2016	(47,880)
Weyerhaeuser Co., Call	610	34	October 2016	(33,550)
Whole Foods Market, Inc., Put	800	30	July 2016	(28,000)
Whole Foods Market, Inc., Put	800	27	September 2016	(34,400)
			Total	$(317,780)

At May 31, 2016, the Fund had deposited $276,900 in a segregated account to cover requirements on options written.

Schedule of Investments International Equity Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (95.5%)

Australia (2.2%)
Insurance Australia Group Ltd.	5,170,010	$21,971
Reliance Worldwide Corp. Ltd. *	3,800,000	8,596
Steadfast Group Ltd.	1,860,417	2,676
		33,243
Austria (1.2%)
Andritz AG	345,735	17,609

Belgium (1.0%)
Colruyt SA	121,747	7,234
Ontex Group NV *	216,970	7,060
		14,294
Canada (4.8%)
Alimentation Couche-Tard, Inc. Class B	395,200	17,389
ATS Automation Tooling Systems, Inc. *	1,086,200	8,871
Home Capital Group, Inc.	453,900	12,059
Kinaxis, Inc. *	201,200	7,943
MacDonald, Dettwiler & Associates Ltd.	161,233	10,628
Peyto Exploration & Development Corp.	265,000	6,948
Suncor Energy, Inc.	262,829	7,259
		71,097
China (2.5%)
Alibaba Group Holding Ltd. ADR *	218,800	17,942
Baidu, Inc. ADR *	108,200	19,318
		37,260
Denmark (0.7%)
Sydbank A/S	363,236	10,357

France (12.0%)
Air Liquide SA	126,355	13,571
Arkema SA	201,931	16,568
BNP Paribas SA *	284,140	15,733
Elior Group ñ	355,130	7,968
Euler Hermes Group	51,100	4,392
Pernod-Ricard SA	168,515	18,358
Publicis Groupe SA	152,990	11,075
Sanofi	116,145	9,523
Sodexo SA	142,670	15,006
SPIE SA	781,617	15,658
TOTAL SA	446,810	21,713
Valeo SA	121,865	18,393
Virbac SA	56,361	9,717
		177,675
Germany (8.3%)
Bayer AG	128,235	12,218
Brenntag AG	270,450	14,477
Continental AG	75,470	16,190
Deutsche Boerse AG	124,074	10,872
GEA Group AG	171,245	7,939
Gerresheimer AG	224,053	17,834
Henkel AG & Co. KGaA, Preference Shares	157,035	18,302
SAP SE ADR	312,600	25,342
		123,174
Hong Kong (1.1%)
HKBN Ltd.	13,351,300	16,322

Ireland (1.7%)
AerCap Holdings NV *	343,700	13,435
Greencore Group PLC	2,273,436	11,350
		24,785
Israel (4.1%)
Bezeq Israeli Telecommunication Corp. Ltd.	8,234,759	15,924
Check Point Software Technologies Ltd. *	361,400	30,708
Teva Pharmaceutical Industries Ltd. ADR	270,500	14,031
		60,663
Italy (1.2%)
Azimut Holding SpA	809,590	17,800

Japan (10.7%)
Daikin Industries Ltd.	194,500	16,679
KANSAI PAINT Co. Ltd.	904,600	18,323
KEYENCE Corp.	41,400	26,320
Nabtesco Corp.	338,350	8,613
SANTEN PHARMACEUTICAL Co. Ltd.	971,000	14,311
Sato Holdings Corp.	203,300	4,388
SMC Corp.	83,300	21,251
Sundrug Co. Ltd.	332,000	27,493
TOYOTA MOTOR Corp.	404,300	21,114
		158,492
Netherlands (4.7%)
Akzo Nobel NV	263,698	17,898
ASML Holding NV	215,836	21,469
Koninklijke Ahold NV	560,959	12,427
NXP Semiconductors NV *	199,800	18,879
		70,673
Norway (0.7%)
Skandiabanken ASA ñ*	1,727,675	11,049

Spain (1.7%)
Banco Bilbao Vizcaya Argentaria SA	1,669,651	11,074
Euskaltel SA ñ*	1,380,289	13,899
		24,973
Sweden (0.8%)
Dometic Group AB ñ*	116,947	771
Nordea Bank AB	1,186,760	11,517
		12,288
Switzerland (12.9%)
Bucher Industries AG	56,910	13,128
Cie Financiere Richemont SA	165,760	9,764
Givaudan SA	12,310	23,592
Julius Baer Group Ltd. *	435,240	19,367
Partners Group Holding AG	44,860	18,910
Roche Holding AG	81,059	21,276
SGS SA	8,800	18,777
Sonova Holding AG	115,715	15,448
TE Connectivity Ltd.	226,600	13,596
Tecan Group AG	157,448	23,285
UBS Group AG	964,640	14,906
		192,049
United Kingdom (20.7%)
Aon PLC	195,700	21,384
Barclays PLC	5,975,239	15,785
Bunzl PLC	720,861	21,341
Clinigen Group PLC *	1,883,224	15,138
Compass Group PLC	832,316	15,515
DCC PLC	265,883	24,222
Lloyds Banking Group PLC	25,307,289	26,398
Marks & Spencer Group PLC	1,802,040	9,910
Mitie Group PLC	4,100,870	16,732
Prudential PLC	1,052,425	21,035
RELX PLC	1,137,822	20,600
RPS Group PLC	2,906,875	7,841
SABMiller PLC	226,410	14,083
Spectris PLC	556,722	13,530
St. James's Place PLC	1,222,360	16,420
TalkTalk Telecom Group PLC	4,443,290	15,458
Travis Perkins PLC	788,502	21,961
Worldpay Group PLC ñ*	2,708,204	10,869
		308,222
United States (2.5%)
Nielsen Holdings PLC	413,502	22,077
Samsonite International SA	4,864,000	14,490
		36,567
Total Common Stocks (Cost $1,323,004)		1,418,592

Short-Term Investments (3.5%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% h (Cost $52,372)	52,371,894	52,372

Total Investments## (99.0%) (Cost $1,375,376)		1,470,964
Cash, receivables and other assets, less liabilities (1.0%)		15,161

Total Net Assets (100.0%)		$1,486,125

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
INTERNATIONAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's)	Percentage of Net Assets
Banks	$101,913	6.9%
Chemicals	89,952	6.1%
Insurance	87,878	5.9%
Pharmaceuticals	81,076	5.5%
Machinery	77,411	5.2%
Trading Companies & Distributors	71,214	4.8%
Capital Markets	70,983	4.8%
Food & Staples Retailing	64,543	4.3%
Software	63,993	4.3%
Diversified Telecommunication Services	61,603	4.1%
Life Sciences Tools & Services	56,257	3.8%
Electronic Equipment, Instruments & Components	53,446	3.6%
Professional Services	40,854	2.7%
Semiconductors & Semiconductor Equipment	40,348	2.7%
Internet Software & Services	37,260	2.5%
Commercial Services & Supplies	36,929	2.5%
Oil, Gas & Consumable Fuels	35,920	2.4%
Auto Components	35,354	2.4%
Beverages	32,441	2.2%
Media	31,675	2.1%
Hotels, Restaurants & Leisure	30,521	2.1%
Building Products	25,275	1.7%
Textiles, Apparel & Luxury Goods	24,254	1.6%
Industrial Conglomerates	24,222	1.6%
Automobiles	21,114	1.4%
Household Products	18,302	1.2%
Construction & Engineering	15,658	1.1%
Health Care Equipment & Supplies	15,448	1.1%
Thrifts & Mortgage Finance	12,059	0.8%
Food Products	11,350	0.8%
Diversified Financial Services	10,872	0.7%
IT Services	10,869	0.7%
Aerospace & Defense	10,628	0.7%
Multiline Retail	9,910	0.7%
Personal Products	7,060	0.5%
Short-Term Investments and Other Assets-Net	67,533	4.5%
	$1,486,125	100.0%

Schedule of Investments International Select Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (97.8%)

Australia (2.0%)
Brambles Ltd.	126,214	$1,172
Insurance Australia Group Ltd.	862,640	3,666
		4,838
Austria (1.2%)
Andritz AG	57,100	2,908

Belgium (0.5%)
Colruyt SA	20,130	1,196

Canada (3.4%)
Alimentation Couche-Tard, Inc. Class B	78,500	3,454
Home Capital Group, Inc.	85,700	2,277
Peyto Exploration & Development Corp.	44,600	1,169
Suncor Energy, Inc.	43,822	1,211
		8,111
China (2.7%)
Alibaba Group Holding Ltd. ADR *	36,200	2,969
Baidu, Inc. ADR *	19,100	3,410
		6,379
Denmark (0.5%)
Jyske Bank A/S	30,980	1,244

France (13.8%)
Air Liquide SA	20,900	2,245
Arkema SA	33,460	2,745
BNP Paribas SA	56,985	3,155
Elior Group ñ	84,070	1,886
Euler Hermes Group	8,300	714
Pernod-Ricard SA	27,835	3,032
Publicis Groupe SA	33,073	2,394
Sanofi	25,605	2,099
Schneider Electric SE	42,294	2,735
Sodexo SA	23,535	2,475
SPIE SA	127,135	2,547
TOTAL SA	73,000	3,548
Valeo SA	23,855	3,601
		33,176
Germany (8.4%)
Bayer AG	21,940	2,090
Brenntag AG	44,565	2,386
Continental AG	15,255	3,273
Deutsche Boerse AG	29,792	2,610
GEA Group AG	28,140	1,305
Henkel AG & Co. KGaA, Preference Shares	31,550	3,677
SAP SE ADR	59,685	4,839
		20,180
Ireland (0.9%)
AerCap Holdings NV *	56,600	2,213

Israel (5.0%)
Bezeq Israeli Telecommunication Corp. Ltd.	1,632,445	3,157
Check Point Software Technologies Ltd. *	70,400	5,982
Teva Pharmaceutical Industries Ltd. ADR	55,100	2,858
		11,997
Italy (1.2%)
Azimut Holding SpA	131,850	2,899

Japan (12.6%)
Daikin Industries Ltd.	32,200	2,761
KANSAI PAINT Co. Ltd.	188,700	3,822
KEYENCE Corp.	7,200	4,578
MIRACA HOLDINGS, Inc.	54,600	2,310
Nabtesco Corp.	56,300	1,433
SANTEN PHARMACEUTICAL Co. Ltd.	217,200	3,201
SMC Corp.	16,100	4,107
Sundrug Co. Ltd.	49,300	4,083
TOYOTA MOTOR Corp.	76,800	4,011
		30,306
Netherlands (5.7%)
Akzo Nobel NV	50,125	3,402
ASML Holding NV	43,915	4,368
Koninklijke Ahold NV	124,345	2,755
NXP Semiconductors NV *	33,300	3,146
		13,671
Spain (0.8%)
Banco Bilbao Vizcaya Argentaria SA	276,705	1,835

Sweden (1.0%)
Nordea Bank AB	251,985	2,445

Switzerland (14.3%)
Cie Financiere Richemont SA	27,615	1,627
Givaudan SA	2,386	4,573
Julius Baer Group Ltd. *	57,415	2,555
Novartis AG	50,686	4,023
Partners Group Holding AG	7,385	3,113
Roche Holding AG	21,031	5,520
SGS SA	2,137	4,560
Sonova Holding AG	19,085	2,548
TE Connectivity Ltd.	46,500	2,790
UBS Group AG	191,645	2,961
		34,270
United Kingdom (21.2%)
Aon PLC	42,200	4,611
Barclays PLC	1,181,219	3,120
Bunzl PLC	137,502	4,071
Compass Group PLC	137,135	2,556
DCC PLC	33,410	3,044
Howden Joinery Group PLC	434,165	3,188
Lloyds Banking Group PLC	4,767,444	4,973
Marks & Spencer Group PLC	293,155	1,612
Prudential PLC	175,800	3,514
RELX PLC	227,231	4,114
SABMiller PLC	43,700	2,718
Spectris PLC	91,931	2,234
St. James's Place PLC	205,303	2,758
TalkTalk Telecom Group PLC	859,765	2,991
Travis Perkins PLC	128,788	3,587
Worldpay Group PLC ñ*	457,180	1,835
		50,926
United States (2.6%)
Nielsen Holdings PLC	70,600	3,769
Samsonite International SA	805,300	2,399
		6,168
Total Common Stocks (Cost $210,123)		234,762

Short-Term Investments (1.2%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% h (Cost $2,879)	2,879,452	2,879

Total Investments## (99.0%) (Cost $213,002)		237,641
Cash, receivables and other assets, less liabilities (1.0%)		2,408

Total Net Assets (100.0%)		$240,049

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
INTERNATIONAL SELECT FUND (UNAUDITED)

Industry	Investments at Value† (000's)	Percentage of Net Assets
Pharmaceuticals	$19,791	8.2%
Chemicals	16,787	7.0%
Banks	16,772	7.0%
Trading Companies & Distributors	15,445	6.4%
Insurance	15,263	6.4%
Capital Markets	11,528	4.8%
Food & Staples Retailing	11,488	4.8%
Software	10,821	4.5%
Machinery	9,753	4.1%
Electronic Equipment, Instruments & Components	9,602	4.0%
Professional Services	8,329	3.5%
Semiconductors & Semiconductor Equipment	7,514	3.1%
Auto Components	6,874	2.9%
Media	6,508	2.7%
Internet Software & Services	6,379	2.6%
Diversified Telecommunication Services	6,148	2.6%
Oil, Gas & Consumable Fuels	5,928	2.5%
Beverages	5,750	2.4%
Hotels, Restaurants & Leisure	5,031	2.1%
Textiles, Apparel & Luxury Goods	4,026	1.7%
Automobiles	4,011	1.7%
Household Products	3,677	1.5%
Commercial Services & Supplies	3,058	1.3%
Industrial Conglomerates	3,044	1.3%
Building Products	2,761	1.1%
Electrical Equipment	2,735	1.1%
Diversified Financial Services	2,610	1.1%
Health Care Equipment & Supplies	2,548	1.0%
Construction & Engineering	2,547	1.0%
Health Care Providers & Services	2,310	1.0%
Thrifts & Mortgage Finance	2,277	0.9%
IT Services	1,835	0.8%
Multiline Retail	1,612	0.7%
Short-Term Investments and Other Assets-Net	5,287	2.2%
	$240,049	100.0%

Schedule of Investments Intrinsic Value Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (94.4%)

Aerospace & Defense (8.3%)
Aerovironment, Inc. *	207,159	$5,968
KEYW Holding Corp. *	960,706	8,570
Mercury Systems, Inc. *	450,660	9,577
Spirit AeroSystems Holdings, Inc. Class A *	255,290	11,942
Teledyne Technologies, Inc. *	57,352	5,628
Textron, Inc.	168,339	6,407
		48,092
Banks (7.1%)
BankUnited, Inc.	178,304	5,902
Comerica, Inc.	121,574	5,726
First Niagara Financial Group, Inc.	271,500	2,965
Huntington Bancshares, Inc.	852,730	8,911
TCF Financial Corp.	457,700	6,577
Texas Capital Bancshares, Inc. *	103,000	5,278
Umpqua Holdings Corp.	379,800	6,073
		41,432
Building Products (1.3%)
Owens Corning	143,500	7,328

Chemicals (1.1%)
Chemtura Corp. *	245,800	6,558

Commercial Services & Supplies (2.7%)
Clean Harbors, Inc. *	151,014	7,776
Covanta Holding Corp.	464,100	7,736
		15,512
Communications Equipment (7.2%)
ARRIS International PLC *	409,669	9,873
Brocade Communications Systems, Inc.	566,959	5,137
Ciena Corp. *	576,383	10,064
Infinera Corp. *	600,300	7,870
Sonus Networks, Inc. *	548,900	5,028
Viavi Solutions, Inc. *	536,100	3,661
		41,633
Construction & Engineering (2.2%)
KBR, Inc.	556,200	8,093
Valmont Industries, Inc.	35,700	4,938
		13,031
Containers & Packaging (4.3%)
Avery Dennison Corp.	160,236	11,918
Crown Holdings, Inc. *	254,900	13,298
		25,216
Electronic Equipment, Instruments & Components (4.7%)
II-VI, Inc. *	269,530	5,493
Itron, Inc. *	224,831	9,904
Maxwell Technologies, Inc. *	549,600	2,930
OSI Systems, Inc. *	87,000	4,635
VeriFone Systems, Inc. *	161,290	4,258
		27,220
Energy Equipment & Services (1.0%)
ION Geophysical Corp. *	47,181	329
McDermott International, Inc. *	341,400	1,622
TETRA Technologies, Inc. *	700,192	3,830
		5,781
Health Care Equipment & Supplies (2.0%)
Accuray, Inc. *	893,770	4,871
Analogic Corp.	36,800	3,018
Haemonetics Corp. *	73,800	2,066
HeartWare International, Inc. *	66,000	1,940
		11,895
Health Care Technology (1.6%)
Allscripts Healthcare Solutions, Inc. *	682,200	9,203

Household Durables (0.6%)
iRobot Corp. *	83,500	3,215

Independent Power and Renewable Electricity Producers (4.7%)
Atlantic Power Corp.	1,238,158	2,910
Dynegy, Inc. *	563,100	10,609
NRG Energy, Inc.	423,300	6,933
Ormat Technologies, Inc.	155,841	6,796
		27,248
Internet Software & Services (0.6%)
Bankrate, Inc. *	412,700	3,751

IT Services (7.8%)
Acxiom Corp. *	464,800	9,844
Convergys Corp.	152,000	4,285
CoreLogic, Inc. *	341,925	12,744
DST Systems, Inc.	57,819	6,991
MoneyGram International, Inc. *	474,998	3,083
NeuStar, Inc. Class A *	354,509	8,349
		45,296
Life Sciences Tools & Services (3.9%)
Charles River Laboratories International, Inc. *	199,071	17,106
Fluidigm Corp. *	268,100	2,638
Luminex Corp. *	145,600	2,998
		22,742
Machinery (3.4%)
Harsco Corp.	462,700	3,045
ITT, Inc.	113,800	4,041
Manitowoc Co., Inc.	439,200	2,503
Manitowoc Foodservice, Inc. *	281,200	4,631
Meritor, Inc. *	464,650	4,108
Twin Disc, Inc.	153,557	1,474
		19,802
Marine (0.3%)
Danaos Corp. *	485,959	1,701

Metals & Mining (0.5%)
Cliffs Natural Resources, Inc. *	690,300	2,954

Personal Products (0.4%)
Elizabeth Arden, Inc. *	281,650	2,586

Real Estate Investment Trusts (0.8%)
Communications Sales & Leasing, Inc.	193,900	4,844

Road & Rail (2.7%)
Avis Budget Group, Inc. *	274,500	8,235
Ryder System, Inc.	110,704	7,707
		15,942
Semiconductors & Semiconductor Equipment (10.3%)
Alliance Semiconductor Corp. *	82,370	56
CEVA, Inc. *	169,700	4,589
Cypress Semiconductor Corp.	478,335	5,085
FormFactor, Inc. *	562,403	4,032
M/A-COM Technology Solutions Holdings, Inc. *	187,563	6,752
Mellanox Technologies Ltd. *	175,750	8,331
Rambus, Inc. *	983,644	11,902
Rudolph Technologies, Inc. *	155,900	2,276
Ultratech, Inc. *	535,500	12,215
Veeco Instruments, Inc. *	265,500	4,723
		59,961
Software (9.5%)
Cadence Design Systems, Inc. *	245,207	6,061
Covisint Corp. *	925,205	1,860
Nuance Communications, Inc. *	681,900	11,401
Rovi Corp. *	602,130	10,122
Seachange International, Inc. *	698,067	2,311
Silver Spring Networks, Inc. *	479,276	6,255
Verint Systems, Inc. *	347,361	11,459
Xura, Inc. *	223,800	5,555
		55,024
Specialty Retail (3.0%)
Express, Inc. *	306,800	4,461
GNC Holdings, Inc. Class A	223,500	5,822
New York & Co., Inc. *	271,000	477
Office Depot, Inc. *	943,467	3,378
Select Comfort Corp. *	159,700	3,580
		17,718
Technology Hardware, Storage & Peripherals (0.1%)
Quantum Corp. *	1,603,300	612

Textiles, Apparel & Luxury Goods (1.4%)
Crocs, Inc. *	370,900	3,650
Deckers Outdoor Corp. *	83,600	4,396
		8,046
Wireless Telecommunication Services (0.9%)
Telephone & Data Systems, Inc.	95,600	2,752
United States Cellular Corp. *	69,300	2,618
		5,370
Total Common Stocks (Cost $516,238)		549,713

Short-Term Investments (4.8%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% h (Cost $28,120)	28,120,307	28,120

Total Investments## (99.2%) (Cost $544,358)		577,833
Cash, receivables and other assets, less liabilities (0.8%)		4,387

Total Net Assets (100.0%)		$582,220

See Notes to Schedule of Investments

Schedule of Investments Large Cap Disciplined Growth Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (99.7%)

Air Freight & Logistics (1.2%)
FedEx Corp.	2,780	$458

Banks (2.2%)
JPMorgan Chase & Co.	12,537	818

Beverages (3.5%)
Monster Beverage Corp. *	4,064	609
PepsiCo, Inc.	7,134	722
		1,331
Biotechnology (3.6%)
Gilead Sciences, Inc.	7,659	667
Vertex Pharmaceuticals, Inc. *	7,703	717
		1,384
Chemicals (4.6%)
PPG Industries, Inc.	8,836	951
Sherwin-Williams Co.	2,682	781
		1,732
Communications Equipment (0.9%)
Palo Alto Networks, Inc. *	2,591	338

Diversified Telecommunication Services (1.1%)
Level 3 Communications, Inc. *	7,968	430

Food & Staples Retailing (4.4%)
Costco Wholesale Corp.	4,994	743
CVS Health Corp.	9,547	921
		1,664
Health Care Equipment & Supplies (6.4%)
Abbott Laboratories	24,828	984
Boston Scientific Corp. *	29,952	680
IDEXX Laboratories, Inc. *	8,872	777
		2,441
Health Care Providers & Services (2.9%)
HCA Holdings, Inc. *	8,574	669
UnitedHealth Group, Inc.	3,175	424
		1,093
Hotels, Restaurants & Leisure (3.0%)
Interval Leisure Group, Inc.	3,928	56
Starbucks Corp.	7,649	420
Starwood Hotels & Resorts Worldwide, Inc.	9,118	670
		1,146
Industrial Conglomerates (3.9%)
Danaher Corp.	9,514	936
General Electric Co.	18,527	560
		1,496
Insurance (2.1%)
Chubb Ltd.	6,364	806

Internet & Catalog Retail (6.9%)
Amazon.com, Inc. *	2,955	2,136
Netflix, Inc. *	4,747	487
		2,623
Internet Software & Services (7.0%)
Alphabet, Inc. Class A *	2,744	2,055
LinkedIn Corp. Class A *	4,590	626
		2,681
IT Services (5.8%)
FleetCor Technologies, Inc. *	5,113	761
PayPal Holdings, Inc. *	6,271	237
Visa, Inc. Class A	15,334	1,211
		2,209
Media (5.2%)
Comcast Corp. Class A	17,700	1,121
Walt Disney Co.	8,741	867
		1,988
Pharmaceuticals (7.8%)
Allergan PLC *	3,890	917
Bristol-Myers Squibb Co.	11,178	802
Pfizer, Inc.	24,439	848
Teva Pharmaceutical Industries Ltd. ADR	7,659	397
		2,964
Road & Rail (1.5%)
Union Pacific Corp.	6,639	559

Semiconductors & Semiconductor Equipment (3.2%)
ASML Holding NV	6,630	663
NVIDIA Corp.	12,155	568
		1,231
Software (12.5%)
Activision Blizzard, Inc.	34,397	1,351
Intuit, Inc.	8,308	886
Microsoft Corp.	21,231	1,125
Oracle Corp.	14,619	588
Ultimate Software Group, Inc. *	3,997	817
		4,767
Specialty Retail (4.1%)
AutoZone, Inc. *	882	672
Home Depot, Inc.	6,666	881
		1,553
Technology Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	22,321	2,229

Total Common Stocks (Cost $32,728)		37,941

Short-Term Investments (0.4%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.45% h (Cost $160)	160,340	160

Total Investments## (100.1%) (Cost $32,888)		38,101
Liabilities, less cash, receivables and other assets [(0.1%)]		(42)

Total Net Assets (100.0%)		$38,059

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (97.2%)

Airlines (0.6%)
Delta Air Lines, Inc.	182,379	$7,926

Auto Components (1.0%)
BorgWarner, Inc.	391,170	13,311

Banks (13.0%)
Citigroup, Inc.	1,361,805	63,419
JPMorgan Chase & Co.	861,641	56,239
KeyCorp	471,970	6,051
PNC Financial Services Group, Inc.	203,275	18,242
U.S. Bancorp	126,562	5,419
Wells Fargo & Co.	385,683	19,562
		168,932
Capital Markets (6.5%)
Bank of New York Mellon Corp.	1,228,892	51,687
Goldman Sachs Group, Inc.	161,506	25,757
State Street Corp.	103,368	6,519
		83,963
Chemicals (0.8%)
FMC Corp.	220,865	10,489

Communications Equipment (0.0%)
Cisco Systems, Inc.	8,995	261

Construction & Engineering (0.9%)
Jacobs Engineering Group, Inc. *	222,047	11,256

Diversified Financial Services (1.7%)
CME Group, Inc.	229,360	22,452

Electric Utilities (0.8%)
Exelon Corp.	309,045	10,591

Electrical Equipment (7.0%)
Eaton Corp. PLC	1,270,043	78,273
Emerson Electric Co.	241,502	12,563
		90,836
Energy Equipment & Services (3.3%)
Schlumberger Ltd.	568,621	43,386

Food & Staples Retailing (0.9%)
US Foods Holding Corp. *	38,341	958
Wal-Mart Stores, Inc.	147,791	10,461
		11,419
Health Care Equipment & Supplies (1.1%)
Medtronic PLC	111,448	8,969
Zimmer Biomet Holdings, Inc.	38,054	4,647
		13,616
Hotels, Restaurants & Leisure (3.7%)
Carnival Corp.	1,011,429	48,286

Household Products (1.8%)
Procter & Gamble Co.	290,879	23,573

Independent Power and Renewable Electricity Producers (1.2%)
Calpine Corp. *	1,036,324	15,338

Industrial Conglomerates (2.9%)
General Electric Co.	1,255,590	37,956

Insurance (2.7%)
Lincoln National Corp.	427,083	19,582
MetLife, Inc.	342,427	15,597
		35,179
IT Services (1.1%)
PayPal Holdings, Inc. *	303,299	11,462
Teradata Corp. *	105,222	2,982
		14,444
Machinery (9.4%)
Caterpillar, Inc.	870,242	63,101
Illinois Tool Works, Inc.	139,809	14,824
Joy Global, Inc.	1,810,038	30,825
Parker-Hannifin Corp.	119,371	13,709
		122,459
Metals & Mining (10.1%)
BHP Billiton Ltd. ADR	1,647,613	44,436
Newmont Mining Corp.	2,433,968	78,885
United States Steel Corp.	545,217	7,889
		131,210
Multiline Retail (0.7%)
JC Penney Co., Inc. *	1,153,069	8,982

Oil, Gas & Consumable Fuels (16.0%)
Cabot Oil & Gas Corp.	438,920	10,521
Devon Energy Corp.	470,121	16,967
EOG Resources, Inc.	562,044	45,728
Exxon Mobil Corp.	834,055	74,248
Noble Energy, Inc.	268,206	9,588
Pioneer Natural Resources Co.	243,703	39,070
Range Resources Corp.	265,064	11,289
		207,411
Pharmaceuticals (0.7%)
Teva Pharmaceutical Industries Ltd. ADR	171,353	8,888

Semiconductors & Semiconductor Equipment (2.3%)
Analog Devices, Inc.	222,980	13,044
Microchip Technology, Inc.	5,131	265
NXP Semiconductors NV *	177,963	16,816
		30,125
Technology Hardware, Storage & Peripherals (1.9%)
Western Digital Corp.	518,378	24,125

Textiles, Apparel & Luxury Goods (5.1%)
Coach, Inc.	206,894	8,156
lululemon athletica, Inc. *	81,873	5,324
Ralph Lauren Corp.	557,445	52,584
		66,064
Total Common Stocks (Cost $1,198,391)		1,262,478

Short-Term Investments (2.6%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.45% h (Cost $33,779)	33,779,200	33,779

Total Investments## (99.8%) (Cost $1,232,170)		1,296,257
Cash, receivables and other assets, less liabilities (0.2%)		2,365

Total Net Assets (100.0%)		$1,298,622

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (94.6%)

Airlines (0.9%)
Alaska Air Group, Inc.	165,000	$10,956

Banks (2.0%)
Signature Bank *	87,500	11,813
SVB Financial Group *	107,500	11,846
		23,659
Biotechnology (2.8%)
BioMarin Pharmaceutical, Inc. *	160,000	14,344
Medivation, Inc. *	145,000	8,767
Vertex Pharmaceuticals, Inc. *	110,000	10,246
		33,357
Capital Markets (2.7%)
Affiliated Managers Group, Inc. *	57,500	9,977
E*TRADE Financial Corp. *	350,000	9,762
Raymond James Financial, Inc.	215,000	12,055
		31,794
Chemicals (3.4%)
RPM International, Inc.	210,000	10,540
Scotts Miracle-Gro Co. Class A	137,500	9,556
Sensient Technologies Corp.	175,000	11,939
WR Grace & Co.	102,500	7,958
		39,993
Commercial Services & Supplies (0.7%)
Waste Connections, Inc.	130,000	8,511

Communications Equipment (0.8%)
Palo Alto Networks, Inc. *	70,000	9,132

Distributors (1.3%)
LKQ Corp. *	462,500	15,295

Diversified Consumer Services (1.8%)
Bright Horizons Family Solutions, Inc. *	166,500	10,787
Service Corp. International	360,000	9,864
		20,651
Diversified Financial Services (1.0%)
CBOE Holdings, Inc.	187,500	11,934

Electrical Equipment (2.4%)
Acuity Brands, Inc.	67,500	17,485
AMETEK, Inc.	230,000	10,999
		28,484
Electronic Equipment, Instruments & Components (2.3%)
Amphenol Corp. Class A	215,500	12,654
CDW Corp.	327,500	13,938
		26,592
Food & Staples Retailing (0.8%)
Rite Aid Corp. *	1,250,000	9,625

Food Products (2.0%)
Pinnacle Foods, Inc.	222,500	9,374
WhiteWave Foods Co. *	320,000	14,288
		23,662
Health Care Equipment & Supplies (8.7%)
C.R. Bard, Inc.	60,000	13,142
Dentsply Sirona, Inc.	170,000	10,567
DexCom, Inc. *	155,000	9,996
Edwards Lifesciences Corp. *	147,500	14,529
Integra LifeSciences Holdings Corp. *	120,000	8,965
Nevro Corp. *	152,500	10,632
NuVasive, Inc. *	240,000	13,049
Teleflex, Inc.	80,000	12,888
Wright Medical Group NV *	485,000	9,380
		103,148
Health Care Providers & Services (4.1%)
Acadia Healthcare Co., Inc. *	250,000	14,718
Centene Corp. *	170,000	10,600
HealthSouth Corp.	270,000	10,886
Universal Health Services, Inc. Class B	87,500	11,800
		48,004
Hotels, Restaurants & Leisure (2.7%)
Aramark	227,500	7,574
MGM Resorts International *	300,000	6,855
Norwegian Cruise Line Holdings Ltd. *	245,000	11,370
Red Rock Resorts, Inc. Class A *	320,000	6,525
		32,324
Household Durables (2.2%)
Newell Brands, Inc.	368,350	17,567
Whirlpool Corp.	50,000	8,731
		26,298
Industrial Conglomerates (1.4%)
Roper Technologies, Inc.	97,500	16,680

Insurance (1.7%)
Assurant, Inc.	162,500	14,201
Willis Towers Watson PLC	50,000	6,401
		20,602
Internet & Catalog Retail (1.6%)
Expedia, Inc.	80,000	8,899
Liberty Interactive Corp. QVC Group Class A *	350,000	9,443
		18,342
Internet Software & Services (1.5%)
CoStar Group, Inc. *	83,000	17,147

IT Services (5.3%)
CSRA, Inc.	300,000	7,431
Euronet Worldwide, Inc. *	105,000	8,380
Fiserv, Inc. *	120,000	12,640
Global Payments, Inc.	125,000	9,711
Sabre Corp.	300,000	8,451
Vantiv, Inc. Class A *	300,000	16,131
		62,744
Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	280,000	12,849

Machinery (3.7%)
CLARCOR, Inc.	100,000	5,930
IDEX Corp.	122,500	10,209
Milacron Holdings Corp. *	262,200	4,300
Stanley Black & Decker, Inc.	115,000	13,016
Wabtec Corp.	137,500	10,640
		44,095
Media (1.3%)
Starz Class A *	285,000	7,695
TEGNA, Inc.	325,000	7,462
		15,157
Multiline Retail (1.2%)
Dollar Tree, Inc. *	152,500	13,807

Oil, Gas & Consumable Fuels (1.5%)
Concho Resources, Inc. *	87,500	10,617
Diamondback Energy, Inc. *	77,500	7,049
		17,666
Personal Products (0.5%)
Edgewell Personal Care Co.	77,500	6,156

Pharmaceuticals (2.4%)
Jazz Pharmaceuticals PLC *	80,000	12,125
Zoetis, Inc.	340,000	16,123
		28,248
Professional Services (2.5%)
Nielsen Holdings PLC	192,500	10,278
Verisk Analytics, Inc. *	82,500	6,550
WageWorks, Inc. *	230,000	12,891
		29,719
Real Estate Management & Development (0.8%)
Jones Lang LaSalle, Inc.	80,000	9,429

Road & Rail (2.0%)
J.B. Hunt Transport Services, Inc.	147,500	12,201
Old Dominion Freight Line, Inc. *	170,000	10,940
		23,141
Semiconductors & Semiconductor Equipment (5.3%)
Cavium, Inc. *	150,000	7,462
Lam Research Corp.	140,000	11,593
M/A-COM Technology Solutions Holdings, Inc. *	160,000	5,760
Monolithic Power Systems, Inc.	192,500	13,154
NVIDIA Corp.	215,000	10,045
NXP Semiconductors NV *	85,000	8,032
Skyworks Solutions, Inc.	90,000	6,008
		62,054
Software (7.1%)
Activision Blizzard, Inc.	330,000	12,956
Electronic Arts, Inc. *	180,000	13,815
Guidewire Software, Inc. *	130,000	7,631
Manhattan Associates, Inc. *	140,000	9,230
Red Hat, Inc. *	85,000	6,584
ServiceNow, Inc. *	170,000	12,177
Tyler Technologies, Inc. *	77,500	11,880
Ultimate Software Group, Inc. *	47,500	9,713
		83,986
Specialty Retail (7.2%)
Burlington Stores, Inc. *	240,000	14,486
Lithia Motors, Inc. Class A	100,000	8,234
O'Reilly Automotive, Inc. *	77,500	20,493
Ross Stores, Inc.	305,000	16,287
Tractor Supply Co.	185,000	17,779
Ulta Salon Cosmetics & Fragrance, Inc. *	35,000	8,155
		85,434
Textiles, Apparel & Luxury Goods (1.6%)
Hanesbrands, Inc.	450,000	12,181
Under Armour, Inc. Class A *	100,000	3,773
Under Armour, Inc. Class C *	100,000	3,497
		19,451
Trading Companies & Distributors (0.9%)
W.W. Grainger, Inc.	45,000	10,276

Wireless Telecommunication Services (1.4%)
T-Mobile US, Inc. *	382,500	16,356

Total Common Stocks (Cost $922,631)		1,116,758

Exchange Traded Funds (0.8%)
iShares Russell Mid-Cap Growth ETF (Cost $9,277)	100,000	9,360

Short-Term Investments (4.6%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.45% h (Cost $54,435)	54,434,668	54,435

Total Investments## (100.0%) (Cost $986,343)		$1,180,553
Cash, receivables and other assets, less liabilities (0.0%)		60

Total Net Assets (100.0%)		$1,180,613

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (99.6%)

Aerospace & Defense (6.3%)
B/E Aerospace, Inc.	31,900	$1,520
General Dynamics Corp.	15,650	2,220
Spirit AeroSystems Holdings, Inc. Class A *	39,800	1,862
		5,602
Airlines (1.3%)
American Airlines Group, Inc.	37,000	1,181

Banks (9.3%)
BankUnited, Inc.	81,300	2,691
BB&T Corp.	30,600	1,113
Comerica, Inc.	47,100	2,219
Huntington Bancshares, Inc.	85,100	889
M&T Bank Corp.	11,300	1,350
		8,262
Building Products (0.8%)
Owens Corning	13,500	689

Capital Markets (1.0%)
State Street Corp.	13,900	876

Chemicals (2.6%)
Ashland, Inc.	20,400	2,313

Commercial Services & Supplies (5.3%)
Covanta Holding Corp.	136,100	2,269
Tyco International PLC	57,600	2,455
		4,724
Construction & Engineering (2.8%)
Valmont Industries, Inc.	18,200	2,517

Containers & Packaging (2.4%)
Avery Dennison Corp.	28,800	2,142

Electric Utilities (2.1%)
Edison International	25,900	1,855

Electronic Equipment, Instruments & Components (3.3%)
Flextronics International Ltd. *	90,000	1,121
Itron, Inc. *	42,000	1,850
		2,971
Food & Staples Retailing (2.7%)
Whole Foods Market, Inc.	75,800	2,452

Health Care Equipment & Supplies (3.6%)
Zimmer Biomet Holdings, Inc.	26,600	3,248

Hotels, Restaurants & Leisure (1.0%)
Wyndham Worldwide Corp.	13,200	890

Independent Power and Renewable Electricity Producers (2.4%)
AES Corp.	190,400	2,111

Insurance (1.5%)
Lincoln National Corp.	29,600	1,357

IT Services (4.6%)
Amdocs Ltd.	31,000	1,798
Teradata Corp. *	80,000	2,267
		4,065
Media (3.3%)
CBS Corp. Class B	36,300	2,004
Lions Gate Entertainment Corp.	43,200	963
		2,967
Multi-Utilities (2.3%)
CenterPoint Energy, Inc.	89,400	2,014

Multiline Retail (2.1%)
Kohl's Corp.	22,400	807
Macy's, Inc.	32,200	1,070
		1,877
Oil, Gas & Consumable Fuels (7.0%)
Cabot Oil & Gas Corp.	80,000	1,918
Devon Energy Corp.	71,000	2,562
ONEOK, Inc.	41,500	1,795
		6,275
Real Estate Investment Trusts (7.2%)
Colony Starwood Homes	83,160	2,264
Corrections Corporation of America	69,904	2,349
Starwood Property Trust, Inc.	86,200	1,777
		6,390
Road & Rail (2.9%)
Avis Budget Group, Inc. *	34,100	1,023
Hertz Global Holdings, Inc. *	157,400	1,525
		2,548
Semiconductors & Semiconductor Equipment (4.1%)
ON Semiconductor Corp. *	188,500	1,842
Skyworks Solutions, Inc.	27,900	1,862
		3,704
Software (6.4%)
Cadence Design Systems, Inc. *	62,100	1,535
Check Point Software Technologies Ltd. *	23,800	2,022
Nuance Communications, Inc. *	129,900	2,172
		5,729
Specialty Retail (4.8%)
Best Buy Co., Inc.	68,200	2,194
GNC Holdings, Inc. Class A	51,200	1,334
Office Depot, Inc. *	212,100	759
		4,287
Technology Hardware, Storage & Peripherals (1.2%)
Western Digital Corp.	22,836	1,063

Textiles, Apparel & Luxury Goods (2.2%)
Deckers Outdoor Corp. *	38,100	2,004

Trading Companies & Distributors (3.1%)
AerCap Holdings NV *	70,500	2,756

Total Common Stocks (Cost $83,015)		88,869

Rights (0.0%)

Food & Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley) Ñ*	21,100	6
Safeway, Inc. (Property Development Centers) Ñ*	21,100	1

Total Rights (Cost $22)		7

Short-Term Investments (0.5%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.45% h (Cost $421)	420,972	421

Total Investments## (100.1%) (Cost $83,458)		89,297
Liabilities, less cash, receivables and other assets [(0.1%)]		(57)

Total Net Assets (100.0%)		$89,240

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (99.8%)

Aerospace & Defense (4.4%)
Boeing Co.	275,000	$34,691
Raytheon Co.	395,000	51,220
		85,911
Banks (8.2%)
JPMorgan Chase & Co.	1,530,000	99,863
Wells Fargo & Co.	1,200,000	60,864
		160,727
Capital Markets (7.4%)
Charles Schwab Corp.	1,770,000	54,127
Goldman Sachs Group, Inc.	572,000	91,222
		145,349
Chemicals (1.5%)
Methanex Corp.	910,000	29,957

Commercial Services & Supplies (2.4%)
Pitney Bowes, Inc.	2,475,000	46,109

Health Care Equipment & Supplies (1.8%)
Hill-Rom Holdings, Inc.	720,000	35,374

Communications Equipment (7.6%)
Cisco Systems, Inc.	2,170,000	63,039
Motorola Solutions, Inc.	1,245,000	86,241
		149,280
Containers & Packaging (3.4%)
Sealed Air Corp.	1,410,000	65,480

Diversified Financial Services (9.1%)
Berkshire Hathaway, Inc. Class B *	645,000	90,648
Intercontinental Exchange, Inc.	325,000	88,114
		178,762
Electrical Equipment (1.2%)
Rockwell Automation, Inc.	200,000	23,210

Energy Equipment & Services (2.4%)
Schlumberger Ltd.	625,000	47,687

Food & Staples Retailing (1.7%)
US Foods Holding Corp. *	1,300,000	32,487

Food Products (2.9%)
Hain Celestial Group, Inc. *	425,000	21,012
Mondelez International, Inc. Class A	820,000	36,482
		57,494
Health Care Providers & Services (11.0%)
Aetna, Inc.	320,000	36,234
Cardinal Health, Inc.	855,000	67,502
HCA Holdings, Inc. *	1,020,000	79,580
Henry Schein, Inc. *	190,000	33,009
		216,325
Hotels, Restaurants & Leisure (1.1%)
Bloomin' Brands, Inc.	1,000,000	19,050
Hyatt Hotels Corp. Class A *	30,000	1,377
		20,427
Industrial Conglomerates (3.5%)
3M Co.	410,000	69,011

Internet Software & Services (4.8%)
Alphabet, Inc. Class C *	102,000	75,043
eBay, Inc. *	775,000	18,957
		94,000
IT Services (2.2%)
PayPal Holdings, Inc. *	1,150,000	43,458

Machinery (3.9%)
Stanley Black & Decker, Inc.	670,000	75,831

Media (4.1%)
Omnicom Group, Inc.	215,000	17,916
Twenty-First Century Fox, Inc. Class A	2,125,000	61,370
		79,286
Oil, Gas & Consumable Fuels (1.0%)
EOG Resources, Inc.	250,000	20,340

Pharmaceuticals (3.6%)
Pfizer, Inc.	2,050,000	71,135

Road & Rail (1.3%)
CSX Corp.	950,000	25,109

Software (4.5%)
Activision Blizzard, Inc.	1,310,000	51,431
Microsoft Corp.	700,000	37,100
		88,531
Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.	485,000	48,432
NCR Corp. *	1,475,000	45,548
		93,980
Total Common Stocks (Cost $1,558,031)		1,955,260

Short-Term Investments (0.6%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.45% h (Cost $11,159)	11,158,958	11,159

Total Investments## (100.4%) (Cost $1,569,190)		1,966,419
Liabilities, less cash, receivables and other assets [(0.4%)]		(7,188)

Total Net Assets (100.0%)		$1,959,231

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (99.7%)

Apartments (13.0%)
Apartment Investment & Management Co. Class A	236,800	$10,099
AvalonBay Communities, Inc.	136,992	24,642
Equity Residential	471,100	32,605
Essex Property Trust, Inc.	110,900	25,200
		92,546
Data Centers (7.4%)
CoreSite Realty Corp.	181,121	13,738
DuPont Fabros Technology, Inc.	229,500	9,710
Equinix, Inc.	81,234	29,407
		52,855
Diversified (3.0%)
Vornado Realty Trust	226,123	21,599

Free Standing (2.7%)
National Retail Properties, Inc.	263,500	11,944
Realty Income Corp.	116,200	6,983
		18,927
Health Care (9.2%)
HCP, Inc.	436,800	14,358
Healthcare Trust of America, Inc. Class A	393,700	11,882
OMEGA Healthcare Investors, Inc.	227,075	7,248
Ventas, Inc.	270,430	17,938
Welltower, Inc.	206,040	14,198
		65,624
Hotels, Restaurants & Leisure (1.0%)
Starwood Hotels & Resorts Worldwide, Inc.	98,500	7,233

Industrial (4.8%)
DCT Industrial Trust, Inc.	217,100	9,364
Duke Realty Corp.	513,800	12,162
Prologis, Inc.	262,138	12,459
		33,985
Infrastructure (9.6%)
American Tower Corp.	364,500	38,557
Crown Castle International Corp.	331,300	30,085
		68,642
Lodging/Resorts (1.9%)
Host Hotels & Resorts, Inc.	887,743	13,671

Manufactured Homes (1.5%)
Equity LifeStyle Properties, Inc.	142,960	10,479

Office (9.5%)
Boston Properties, Inc.	226,084	28,403
Douglas Emmett, Inc.	259,925	8,809
Equity Commonwealth *	294,130	8,497
Kilroy Realty Corp.	176,300	11,133
SL Green Realty Corp.	104,000	10,542
		67,384
Real Estate Management & Development (1.9%)
Brookfield Asset Management, Inc. Class A	383,115	13,447

Regional Malls (11.1%)
General Growth Properties, Inc.	612,932	16,469
Simon Property Group, Inc.	274,573	54,267
Taubman Centers, Inc.	122,835	8,423
		79,159
Self Storage (9.5%)
Extra Space Storage, Inc.	236,340	21,973
Public Storage	172,900	43,866
Sovran Self Storage, Inc.	17,700	1,916
		67,755
Shopping Centers (8.9%)
Federal Realty Investment Trust	124,500	19,072
Kimco Realty Corp.	773,420	21,795
Kite Realty Group Trust	244,900	6,581
Regency Centers Corp.	209,857	16,075
		63,523
Single Family Homes (1.2%)
American Homes 4 Rent Class A	447,000	8,198

Timber (3.5%)
Weyerhaeuser Co.	790,399	24,898

Total Common Stocks (Cost $624,784)		709,925

Short-Term Investments (1.0%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.45% h (Cost $6,945)	6,945,120	6,945

Total Investments## (100.7%) (Cost $631,729)		716,870
Liabilities, less cash, receivables and other assets [(0.7%)]		(5,249)

Total Net Assets (100.0%)		$711,621

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (98.8%)

Aerospace & Defense (2.3%)
HEICO Corp. Class A	27,000	$1,490

Banks (4.5%)
BNC Bancorp	45,000	1,073
Seacoast Banking Corp. of Florida *	60,000	1,010
Webster Financial Corp.	20,000	783
		2,866
Biotechnology (7.6%)
Alder Biopharmaceuticals, Inc. *	20,000	601
Bluebird Bio, Inc. *	16,000	724
Kite Pharma, Inc. *	8,500	436
Ligand Pharmaceuticals, Inc. *	7,000	837
Ophthotech Corp. *	20,000	1,074
Radius Health, Inc. *	12,500	453
Ultragenyx Pharmaceutical, Inc. *	10,000	731
		4,856
Chemicals (1.9%)
Sensient Technologies Corp.	17,500	1,194

Commercial Services & Supplies (1.4%)
Healthcare Services Group, Inc.	22,500	877

Distributors (0.9%)
Core-Mark Holding Co, Inc.	6,500	557

Diversified Consumer Services (2.5%)
Bright Horizons Family Solutions, Inc. *	25,000	1,620

Diversified Financial Services (1.3%)
MarketAxess Holdings, Inc.	6,000	840

Food & Staples Retailing (0.8%)
Casey's General Stores, Inc.	4,500	541

Food Products (1.2%)
Amplify Snack Brands, Inc. *	60,000	783

Health Care Equipment & Supplies (10.6%)
ABIOMED, Inc. *	8,500	844
Integra LifeSciences Holdings Corp. *	14,000	1,046
Nevro Corp. *	16,000	1,115
NuVasive, Inc. *	10,000	544
Penumbra, Inc. *	18,500	977
Spectranetics Corp. *	50,000	916
Wright Medical Group NV *	67,500	1,305
		6,747
Health Care Providers & Services (3.1%)
Acadia Healthcare Co., Inc. *	8,895	524
HealthSouth Corp.	23,500	947
WellCare Health Plans, Inc. *	5,000	507
		1,978
Hotels, Restaurants & Leisure (3.9%)
Boyd Gaming Corp. *	27,500	520
Red Rock Resorts, Inc. Class A *	33,000	673
Vail Resorts, Inc.	10,000	1,312
		2,505
Household Durables (1.9%)
Helen of Troy Ltd. *	11,500	1,183

Internet & Catalog Retail (1.1%)
HSN, Inc.	13,500	707

Internet Software & Services (1.6%)
Benefitfocus, Inc. *	15,000	551
Q2 Holdings, Inc. *	20,000	499
		1,050
IT Services (3.6%)
EPAM Systems, Inc. *	13,300	1,018
Euronet Worldwide, Inc. *	15,900	1,269
		2,287
Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc. *	27,500	349

Machinery (4.4%)
Actuant Corp. Class A	24,000	655
CLARCOR, Inc.	17,500	1,038
John Bean Technologies Corp.	18,500	1,122
		2,815
Media (0.8%)
Cable One, Inc.	1,000	490

Oil, Gas & Consumable Fuels (1.8%)
Carrizo Oil & Gas, Inc. *	30,000	1,155

Pharmaceuticals (5.2%)
Akorn, Inc. *	25,000	747
Collegium Pharmaceutical, Inc. *	20,000	334
Depomed, Inc. *	34,000	695
Heska Corp. *	20,000	725
Impax Laboratories, Inc. *	20,500	700
Pacira Pharmaceuticals, Inc. *	3,000	140
		3,341
Professional Services (1.6%)
WageWorks, Inc. *	18,500	1,037

Real Estate Investment Trusts (0.6%)
CyrusOne, Inc.	7,500	370

Road & Rail (0.8%)
Old Dominion Freight Line, Inc. *	8,371	539

Semiconductors & Semiconductor Equipment (5.8%)
Cavium, Inc. *	15,000	746
Inphi Corp. *	16,000	499
M/A-COM Technology Solutions Holdings, Inc. *	20,000	720
Mellanox Technologies Ltd. *	14,500	688
Monolithic Power Systems, Inc.	15,000	1,025
		3,678
Software (17.7%)
BroadSoft Inc. *	25,000	1,090
Descartes Systems Group, Inc. *	45,000	942
Ellie Mae, Inc. *	5,000	424
Gigamon, Inc. *	22,500	701
Guidewire Software, Inc. *	9,000	528
Manhattan Associates, Inc. *	17,500	1,154
Paylocity Holding Corp. *	26,000	954
Proofpoint, Inc. *	21,000	1,231
Take-Two Interactive Software, Inc. *	35,100	1,366
Tyler Technologies, Inc. *	10,000	1,533
Ultimate Software Group, Inc. *	6,800	1,390
		11,313
Specialty Retail (4.5%)
Burlington Stores, Inc. *	20,000	1,207
Five Below, Inc. *	17,500	733
Lithia Motors, Inc. Class A	5,000	412
Monro Muffler Brake, Inc.	8,600	541
		2,893
Textiles, Apparel & Luxury Goods (1.1%)
Deckers Outdoor Corp. *	13,500	710

Trading Companies & Distributors (3.8%)
Beacon Roofing Supply, Inc. *	17,500	755
MSC Industrial Direct Co., Inc. Class A	11,500	862
Watsco, Inc.	5,900	792
		2,409
Total Common Stocks (Cost $59,205)		63,180

Short-Term Investments (1.2%)
State Street Institutional Liquid Reserves Fund Premier Class, 0.45% h (Cost $776)	775,886	776

Total Investments## (100.0%) (Cost $59,981)		63,956
Liabilities, less cash, receivables and other assets [(0.0%)]		(3)

Total Net Assets (100.0%)		$63,953

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (98.4%)

Airlines (2.0%)
Ryanair Holdings PLC ADR	525,980	$45,971

Auto Components (3.0%)
BorgWarner, Inc.	1,220,799	41,544
Delphi Automotive PLC	410,903	27,925
		69,469
Banks (5.0%)
JPMorgan Chase & Co.	623,691	40,708
U.S. Bancorp	1,760,543	75,387
		116,095
Communications Equipment (2.7%)
Motorola Solutions, Inc.	491,748	34,063
NetScout Systems, Inc. *	1,194,090	28,969
		63,032
Consumer Finance (2.8%)
American Express Co.	990,919	65,163

Diversified Financial Services (3.0%)
Intercontinental Exchange, Inc.	256,112	69,437

Diversified Telecommunication Services (3.4%)
Level 3 Communications, Inc. *	1,453,747	78,430

Electric Utilities (3.1%)
Eversource Energy	1,288,202	71,160

Energy Equipment & Services (3.9%)
Schlumberger Ltd.	1,199,263	91,504

Health Care Equipment & Supplies (9.7%)
Abbott Laboratories	1,735,841	68,791
Becton, Dickinson & Co.	576,263	95,919
Medtronic PLC	750,073	60,366
		225,076
Health Care Providers & Services (1.3%)
Premier, Inc. Class A *	954,755	30,361

Household Durables (4.8%)
Newell Brands, Inc.	2,323,964	110,830

Industrial Conglomerates (6.8%)
3M Co.	319,018	53,697
Danaher Corp.	1,058,912	104,155
		157,852
Insurance (4.6%)
Progressive Corp.	3,237,714	107,816

Internet Software & Services (4.8%)
Alphabet, Inc. Class A *	60,084	44,994
eBay, Inc. *	2,755,003	67,387
		112,381
IT Services (4.8%)
Alliance Data Systems Corp. *	289,442	64,311
MasterCard, Inc. Class A	495,043	47,475
		111,786
Oil, Gas & Consumable Fuels (4.6%)
Cimarex Energy Co.	320,979	37,323
Noble Energy, Inc.	1,963,697	70,202
		107,525
Personal Products (4.0%)
Unilever NV	2,096,068	93,820

Pharmaceuticals (1.9%)
Roche Holding AG	173,162	45,451

Professional Services (3.0%)
ManpowerGroup, Inc.	393,617	31,391
Robert Half International, Inc.	949,844	39,504
		70,895
Real Estate Investment Trusts (1.0%)
Weyerhaeuser Co.	726,422	22,882

Road & Rail (1.8%)
J.B. Hunt Transport Services, Inc.	503,848	41,678

Semiconductors & Semiconductor Equipment (5.0%)
Texas Instruments, Inc.	1,940,330	117,584

Software (3.9%)
Intuit, Inc.	841,567	89,761

Specialty Retail (1.5%)
TJX Cos., Inc.	453,725	34,537

Textiles, Apparel & Luxury Goods (1.1%)
Gildan Activewear, Inc.	844,944	25,205

Trading Companies & Distributors (4.9%)
NOW, Inc. *	1,551,477	26,902
W.W. Grainger, Inc.	385,052	87,927
		114,829
Total Common Stocks (Cost $1,822,598)		2,290,530

Short-Term Investments (1.2%)
	Principal Amount
Certificates of Deposit (0.0%)
Carver Federal Savings Bank Self Help Credit Union, 0.20%, due 6/23/16	$100,000	100
Self Help Credit Union, 0.25%, due 7/7/16	250,000	250
Self Help Credit Union, 0.25%, due 8/16/18	250,000	250
		600

	Number of Shares
Money Market Fund (1.2%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% h	28,185,630	$28,186

Total Short-Term Investments (Cost $28,786)		28,786

Total Investments## (99.6%) (Cost $1,851,384)		2,319,316
Cash, receivables and other assets, less liabilities (0.4%)		8,365

Total Net Assets (100.0%)		$2,327,681

See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (98.7%)

Airlines (0.6%)
Delta Air Lines, Inc.	1,811	$79

Auto Components (1.0%)
BorgWarner, Inc.	3,888	132

Banks (13.2%)
Citigroup, Inc.	13,530	630
JPMorgan Chase & Co.	8,549	558
KeyCorp	4,731	61
PNC Financial Services Group, Inc.	2,017	181
U.S. Bancorp	1,257	54
Wells Fargo & Co.	3,831	194
		1,678
Capital Markets (6.6%)
Bank of New York Mellon Corp.	12,203	513
Goldman Sachs Group, Inc.	1,615	258
State Street Corp.	1,027	65
		836
Chemicals (0.8%)
FMC Corp.	2,196	104

Construction & Engineering (0.9%)
Jacobs Engineering Group, Inc. *	2,205	112

Diversified Financial Services (1.7%)
CME Group, Inc.	2,278	223

Electric Utilities (0.8%)
Exelon Corp.	3,072	105

Electrical Equipment (7.2%)
Eaton Corp. PLC	12,825	791
Emerson Electric Co.	2,410	125
		916
Energy Equipment & Services (3.5%)
Schlumberger Ltd.	5,832	445

Food & Staples Retailing (0.9%)
US Foods Holding Corp. *	359	9
Wal-Mart Stores, Inc.	1,468	104
		113
Health Care Equipment & Supplies (1.1%)
Medtronic PLC	1,106	89
Zimmer Biomet Holdings, Inc.	378	46
		135
Hotels, Restaurants & Leisure (3.8%)
Carnival Corp.	10,061	480

Household Products (1.8%)
Procter & Gamble Co.	2,870	233

Independent Power and Renewable Electricity Producers (1.2%)
Calpine Corp. *	10,304	152

Industrial Conglomerates (3.0%)
General Electric Co.	12,471	377

Insurance (2.7%)
Lincoln National Corp.	4,238	194
MetLife, Inc.	3,398	155
		349
IT Services (1.1%)
PayPal Holdings, Inc. *	3,040	115
Teradata Corp. *	1,049	30
		145
Machinery (9.5%)
Caterpillar, Inc.	8,638	626
Illinois Tool Works, Inc.	1,392	148
Joy Global, Inc.	18,008	307
Parker-Hannifin Corp.	1,187	136
		1,217
Metals & Mining (10.2%)
BHP Billiton Ltd. ADR	16,358	441
Newmont Mining Corp.	24,183	784
United States Steel Corp.	5,419	78
		1,303
Multiline Retail (0.7%)
JC Penney Co., Inc. *	11,572	90

Oil, Gas & Consumable Fuels (16.3%)
Cabot Oil & Gas Corp.	4,360	105
Devon Energy Corp.	4,665	168
EOG Resources, Inc.	5,683	462
Exxon Mobil Corp.	8,340	743
Noble Energy, Inc.	2,665	95
Pioneer Natural Resources Co.	2,425	389
Range Resources Corp.	2,630	112
		2,074
Pharmaceuticals (0.7%)
Teva Pharmaceutical Industries Ltd. ADR	1,705	88

Semiconductors & Semiconductor Equipment (2.3%)
Analog Devices, Inc.	2,215	129
NXP Semiconductors NV *	1,767	167
		296
Technology Hardware, Storage & Peripherals (1.9%)
Western Digital Corp.	5,149	240

Textiles, Apparel & Luxury Goods (5.2%)
Coach, Inc.	2,057	81
lululemon athletica, Inc. *	815	53
Ralph Lauren Corp.	5,560	525
		659
Total Common Stocks (Cost $11,975)		12,581

Short-Term Investments (2.3%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% h (Cost $297)	297,429	$297

Total Investments## (101.0%) (Cost $12,272)		12,878
Liabilities, less cash, receivables and other assets [(1.0%)]		(124)

Total Net Assets (100.0%)		$12,754

See Notes to Schedule of Investments

Schedule of Investments World Equity Fund
(Unaudited) 5/31/16

	Number of Shares	Value† (000's)
Common Stocks (78.0%)

Belgium (1.9%)
Ion Beam Applications	1,993	$87

China (0.7%)
China Construction Bank Corp., H Shares	13,984	9
Tencent Holdings Ltd.	1,033	23
		32
Denmark (1.0%)
Vestas Wind Systems A/S	645	46

Finland (0.0%)
Kone OYJ Class B	10	1

France (3.8%)
AXA SA	932	24
BNP Paribas SA *	417	23
Capgemini SA	138	13
Orpea SA	669	56
Thales SA	680	59
		175
Germany (8.2%)
ADO Properties SA ñ	628	23
Aixtron SE *	4,605	29
Covestro AG ñ	831	35
Daimler AG	302	21
Deutsche Wohnen AG	1,103	35
Dialog Semiconductor PLC *	1,073	34
Fresenius SE & Co. KGaA	170	13
Hella KGaA Hueck & Co.	428	16
Infineon Technologies AG	4,709	71
Jungheinrich AG	131	12
KION Group AG	199	11
Nordex SE *[z]	17	0
ProSiebenSat.1 Media SE *	448	23
Siemens AG	225	24
Vonovia SE	1,013	35
		382
Hong Kong (0.2%)
AIA Group Ltd.	1,669	10

Italy (0.4%)
Brembo SpA	350	20

Japan (8.5%)
Daicel Corp. ØØ	551	7
Don Quijote Holdings Co. Ltd. ØØ	300	10
East Japan Railway Co. ØØ	381	35
Fuji Heavy Industries Ltd. ØØ	294	11
Japan Tobacco, Inc. ØØ	800	32
Kajima Corp.	5,000	34
Nomura Research Institute Ltd. ØØ	200	7
NTT Data Corp. ØØ	667	34
NTT DOCOMO, Inc. ØØ	1,966	49
Obayashi Corp.	3,300	35
Seibu Holdings, Inc. ØØ	1,000	19
Shimizu Corp.	4,000	36
Taisei Corp. ØØ	4,358	32
TOYOTA MOTOR Corp. ØØ	400	21
West Japan Railway Co. ØØ	494	31
		393
Netherlands (4.1%)
ASML Holding NV	698	70
BE Semiconductor Industries NV	2,024	57
ING Groep NV	1,719	21
Royal Dutch Shell PLC, A Shares	1,661	41
		189
South Africa (0.5%)
Brait SE *ØØ	2,170	22

Spain (1.0%)
Gamesa Corporacion Tecnologica SA ØØ	2,381	47

Sweden (2.8%)
Assa Abloy AB Class B	609	13
Autoliv, Inc. *	150	18
RaySearch Laboratories AB	6,576	99
		130
Switzerland (2.3%)
ABB Ltd. *	1,126	23
Givaudan SA ØØ	12	23
VAT Group AG ñ*	1,066	59
		105
Taiwan, Province of China (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR ØØ	1,452	36

United States (41.8%)
Accenture PLC Class A ØØ	515	61
Allegion PLC ØØ	705	48
Allergan PLC *ØØ	54	13
Altria Group, Inc.	186	12
Amazon.com, Inc. *ØØ	76	55
Anadarko Petroleum Corp.	522	27
Apple, Inc. ØØ	125	12
Astec Industries, Inc. ØØ	632	34
Bank of America Corp. ØØ	5,475	81
Booz Allen Hamilton Holding Corp. ØØ	1,656	48
Bristol-Myers Squibb Co. ØØ	537	39
Charles Schwab Corp.	2,276	70
Cheniere Energy, Inc. *	576	19
Chipotle Mexican Grill, Inc. *ØØz	1	0
Citigroup, Inc.	1,746	81
Concho Resources, Inc. *	215	26
Danaher Corp.	230	23
Devon Energy Corp.	1,105	40
Eli Lilly & Co. ØØ	431	32
EOG Resources, Inc.	312	25
Facebook, Inc. Class A *ØØ	387	46
Fiserv, Inc. *ØØ	902	95
General Electric Co. ØØ	1,170	35
Goldman Sachs Group, Inc. ØØ	375	60
Home Depot, Inc. ØØ	429	57
JPMorgan Chase & Co. ØØ	1,004	66
Lockheed Martin Corp. ØØ	330	78
Lowe's Cos., Inc.	449	36
lululemon athletica, Inc. *ØØ	184	12
NextEra Energy, Inc. ØØ	253	30
NIKE, Inc. Class B ØØ	176	10
Northrop Grumman Corp. ØØ	370	79
Orbital ATK, Inc. ØØ	462	40
Philip Morris International, Inc.	471	46
Pioneer Natural Resources Co.	154	25
Raytheon Co. ØØ	623	81
Reynolds American, Inc.	665	33
Rockwell Automation, Inc.	210	24
Ross Stores, Inc.	299	16
salesforce.com, inc. *ØØ	691	58
Sherwin-Williams Co. ØØ	180	52
Stanley Black & Decker, Inc. ØØ	356	40
Starbucks Corp. ØØ	384	21
T-Mobile US, Inc. *ØØ	368	16
TJX Cos., Inc. ØØ	185	14
Visa, Inc. Class A ØØ	460	36
W.W. Grainger, Inc.	10	2
Walt Disney Co. ØØ	237	24
Whirlpool Corp. ØØ	311	54
		1,932
Total Common Stocks (Cost $3,362)		3,607

Exchange Traded Funds (8.0%)

United States (8.0%)
Energy Select Sector SPDR Fund	1,926	129
SPDR S&P Bank ETF	1,814	61
SPDR S&P Oil & Gas Exploration & Production ETF	5,076	180

Total Exchange Traded Funds (Cost $345)		370

Short-Term Investments (15.5%)
State Street Institutional Treasury Money Market Fund Premier Class, 0.18% h (Cost $715)	715,258	715

Total Investments## (101.5%) (Cost $4,422)		4,692
Liabilities, less cash, receivables and other assets k [(1.5%)]		(67)

Total Net Assets (100.0%)		$4,625

See Notes to Schedule of Investments

Schedule of Investments World Equity Fund cont’d
(Unaudited)

Derivative Instruments

Equity Swaps Contracts (“equity swaps”)

At May 31, 2016, the outstanding equity swaps* for the Fund were as follows:

Counterparty	Description	Expiration Date(s)	Value

Bank of America, N.A.	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	1/31/2017-3/30/2017	$1,177

* The following table represents the individual long positions and related values of the equity swaps with Bank of America, N.A. as of May 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Long Positions
United Kingdom
British American Tobacco PLC	82	$4,699	$287
British American Tobacco PLC	209	12,389	319
British American Tobacco PLC	87	4,719	571
Total Long Positions of Equity Swaps			$1,177
Financing Costs and Other Receivables (Payables)			87
Equity Swaps, at Value - Bank of America, N.A.			$1,264

Counterparty	Description	Expiration Date(s)	Value

Goldman Sachs International	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	12/30/2016-10/27/2017	$(6,240)

* The following table represents the individual long positions and related values of the equity swaps with Goldman Sachs International as of May 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Long Positions
United Kingdom
BP PLC	7,262	$40,607	$(3,032)
Cairn Homes PLC	17,121	21,923	(1,301)
Croda International PLC	525	25,303	(2,947)
Croda International PLC	129	5,846	(353)
Imperial Brands PLC	55	2,881	115
Imperial Brands PLC	429	21,755	524
Imperial Brands PLC	623	32,887	1,050
Vodafone Group PLC	3,854	14,073	(1,187)
Vodafone Group PLC	6,851	22,015	891
Total Long Positions of Equity Swaps			$(6,240)
Financing Costs and Other Receivables (Payables)			330
Equity Swaps, at Value - Goldman Sachs International			$(5,910)

Schedule of Investments World Equity Fund cont’d
(Unaudited)

Counterparty	Description	Expiration Date(s)	Value

Morgan Stanley Captial Services LLC	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	3/30/2017-8/29/2017	$1,302

* The following table represents the individual long positions and related values of the equity swaps with Morgan Stanley Capital Services LLC as of May 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Long Positions
Germany
Croda International PLC	109	$4,668	$(27)
Rheinmetall AG	228	14,295	1,412
Rheinmetall AG	223	15,445	(83)
Total Long Positions of Equity Swaps			$1,302
Financing Costs and Other Receivables (Payables)			15
Equity Swaps, at Value - Morgan Stanley Capital Services LLC			$1,317

Total Equity Swaps, at Value			$(3,329)
(a) Notional value represents the value (including any fees or commissions) of the long positions when they are established.

Total Return Swap Contracts (“total return swaps”)

At May 31, 2016, the Fund had outstanding over the counter (“OTC”) total return swap contracts as follows:

Long Total Return Swaps

Swap Counterparty	Reference Entity	Notional Value(1)	Termination Date	Fixed-rate	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
Goldman Sachs International	S&P Regional Banks Select I Indsutry	$27	September 21, 2016	0.45%	$805	$0	$805
Goldman Sachs International	Euro Stoxx Banks	99	October 26, 2017	0.15	(747)	2	(745)
Goldman Sachs International	Euro Stoxx Banks	576	November 30, 2017	0.15	(1,794)	0	(1,794)
Total							(1,734)

(1) Notional value represents the value (including any fees or commissions) of the long positions when they were established.

Futures Contracts (“futures”)
At May 31, 2016, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
June 2016	6 Mini MSCI Emerging Markets Index	Long	$(11,489)
Total			$(11,489)

Schedule of Investments World Equity Fund cont’d
(Unaudited)

At May 31, 2016, the notional value of futures was $241,680 for long positions.

At May 31, 2016, the Fund had deposited $23,546 in a segregated account to cover margin requirements on open   futures.
Forward Foreign Currency Contracts (“forward contracts”)
At May 31, 2016, open forward contracts for the Fund were as follows:

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

280,000	Euro	$312,467	Morgan Stanley Capital Services LLC	6/30/2016	$621
Total					$621

POSITIONS BY INDUSTRY
WORLD EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's)	Percentage of Net Assets
Exchange Traded Funds	$370	8.0%
Aerospace & Defense	337	7.3%
Semiconductors & Semiconductor Equipment	297	6.4%
IT Services	294	6.4%
Banks	281	6.1%
Oil, Gas & Consumable Fuels	203	4.4%
Machinery	157	3.4%
Chemicals	153	3.3%
Capital Markets	152	3.3%
Auto Components	141	3.0%
Electrical Equipment	140	3.0%
Construction & Engineering	137	3.0%
Tobacco	123	2.7%
Industrial Conglomerates	101	2.2%
Health Care Technology	99	2.1%
Real Estate Management & Development	93	2.1%
Specialty Retail	87	1.8%
Pharmaceuticals	84	1.8%
Health Care Providers & Services	69	1.5%
Internet Software & Services	69	1.5%
Road & Rail	66	1.5%
Wireless Telecommunication Services	65	1.4%
Building Products	61	1.3%
Software	58	1.3%
Internet & Catalog Retail	55	1.2%
Household Durables	54	1.2%
Automobiles	53	1.0%
Media	47	1.0%
Insurance	34	0.7%
Electric Utilities	30	0.6%
Hotels, Restaurants & Leisure	21	0.5%
Multiline Retail	20	0.4%
Technology Hardware, Storage & Peripherals	12	0.3%
Textiles, Apparel & Luxury Goods	12	0.3%
Trading Companies & Distributors	2	0.0%
Short-Term Investments and Other Assets-Net	648	14.0%
	$4,625	100.0%

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman All Cap Core Fund ("All Cap Core"), Neuberger Berman Dividend Growth Fund (“Dividend Growth”), Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Global Equity Fund (“Global Equity”), Neuberger Berman Global Real Estate Fund ("Global Real Estate"),  Neuberger Berman Greater China Equity Fund ("Greater China Equity"), Neuberger Berman Guardian Fund (“Guardian”),  Neuberger Berman International Equity Fund (“International Equity”), Neuberger Berman International Select Fund (“International Select”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Fund (“Mid Cap Intrinsic Value”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Real Estate Fund (“Real Estate”),  Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), Neuberger Berman Socially Responsive Fund (“Socially Responsive”) , Neuberger Berman Value Fund (“Value”) and Neuberger Berman World Equity Fund (“World Equity”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange traded funds, preferred stocks, rights, exchange traded purchased option contracts and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions (generally Level 2 inputs).

Other Level 2 inputs used by independent pricing services to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of participatory notes is determined by Management by obtaining valuations from independent pricing services based on the underlying equity security and applicable exchange rate (Level 1 inputs).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or Federal Funds floating rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of May 31, 2016:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3§§	Total
All Cap Core
Investments:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Common Stocks§	$30,526	$-		$-	$30,526
Short-Term Investments	-	3,795		-	3,795
Total Investments	30,526	3,795		-	34,321
Dividend Growth
Investments:
Common Stocks§	17,275	-		-	17,275
Short-Term Investments	-	1,905		-	1,905
Total Investments	17,275	1,905		-	19,180
Emerging Markets Equity
Investments:
Common Stocks
India	44,721	2,077		-	46,798
Russia	7,616	4,638		-	12,254
Thailand	-	5,953		-	5,953
Other Common Stocks§	318,720	-		-	318,720
Total Common Stocks	371,057	12,668		-	383,724
Short-Term Investments	-	25,423		-	25,423
Total Investments	371,057	38,091		-	409,147
Equity Income
Investments:
Common Stocks§	1,563,091	-		-	1,563,091
Convertible Bonds	-	89,649		-	89,649
Short-Term Investments	-	0	[z]	-	0	[z]
Total Investments	1,563,091	89,649		-	1,652,740
Focus
Investments:
Common Stocks§	713,192	-		-	713,192
Short-Term Investments	-	12,044		-	12,044
Total Investments	713,192	12,044		-	725,236
Genesis
Investments:
Common Stocks
Food & Staples Retailing	-	20,642		-	20,642
Paper & Forest Products	-	101,730		-	101,730
Software	955,221	50,652		-	1,005,873
Other Common Stocks§	9,017,571	-		-	9,017,571
Total Common Stocks	9,972,792	173,024		-	10,145,816
Short-Term Investments	-	196,033		-	196,033
Total Investments	9,972,792	369,057		-	10,341,849
Global Equity
Investments:
Common Stocks§	3,850	-		-	3,850
Short-Term Investments	-	62		-	62
Total Investments	3,850	62		-	3,912
Global Real Estate
Investments:
Common Stocks
United Kingdom	132	37		-	169
Other Common Stocks§	2,803	-		-	2,803
Total Common Stocks	2,935	37			2,972
Short-Term Investments	-	35		-	35
Total Investments	2,935	72		-	3,007
Greater China Equity
Investments:
Common Stocks§	65,407	-		-	65,407
Participatory Notes§	19,141				19,141
Short-Term Investments	-	585		-	585
Total Investments	84,548	585		-	85,133
Guardian
Investments:
Common Stocks§	1,030,946	-		-	1,030,946

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Purchased Options§	73	-	-	73
Short-Term Investments	-	104,262	-	104,262
Total Investments	1,031,019	104,262	-	1,135,281
International Equity
Investments:
Common Stocks§	1,418,592	-	-	1,418,592
Short-Term Investments	-	52,372	-	52,372
Total Investments	1,418,592	52,372	-	1,470,964
International Select
Investments:
Common Stocks§	234,762	-	-	234,762
Short-Term Investments	-	2,879	-	2,879
Total Investments	234,762	2,879	-	237,641
Intrinsic Value
Investments:
Common Stocks§	549,713	-	-	549,713
Short-Term Investments	-	28,120	-	28,120
Total Investments	549,713	28,120	-	577,833
Large Cap Disciplined Growth
Investments:
Common Stocks§	37,941	-	-	37,941
Short-Term Investments	-	160	-	160
Total Investments	37,941	160	-	38,101
Large Cap Value
Investments:
Common Stocks§	1,262,478	-	-	1,262,478
Short-Term Investments	-	33,779	-	33,779
Total Investments	1,262,478	33,779	-	1,296,257
Mid Cap Growth
Investments:
Common Stocks§	1,116,758	-	-	1,116,758
Exchange Traded Funds	9,360	-	-	9,360
Short-Term Investments	-	54,435	-	54,435
Total Investments	1,126,118	54,435	-	1,180,553
Mid Cap Intrinsic Value
Investments:
Common Stocks§	88,869	-	-	88,869
Rights§	-	-	7	7
Short-Term Investments	-	421	-	421
Total Investments	88,869	421	7	89,297
Multi-Cap Opportunities
Investments:
Common Stocks§	1,955,260	-	-	1,995,260
Short-Term Investments	-	11,159	-	11,159
Total Investments	1,955,260	11,159	-	1,966,419
Real Estate
Investments:
Common Stocks§	709,925	-	-	709,925
Short-Term Investments	-	6,945	-	6,945
Total Investments	709,925	6,945	-	716,870
Small Cap Growth
Investments:
Common Stocks§	63,180	-	-	63,180
Short-Term Investments	-	776	-	776
Total Investments	63,180	776	-	63,956
Socially Responsive
Investments:
Common Stocks§	2,290,530	-	-	2,290,530
Short-Term Investments	-	28,786	-	28,786
Total Investments	2,290,530	28,786	-	2,319,316
Value
Investments:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Common Stocks§	12,581	-	-	12,581
Short-Term Investments	-	297	-	297
Total Investments	12,581	297	-	12,878
World Equity
Investments:
Common Stocks§	3,607	-	-	3,607
Exchange Traded Funds§	370	-	-	370
Short-Term Investments	-	715	-	715
Total Investments	3,977	715	-	4,692

z	Amount less than one thousand.

§
The Schedule of Investments provides information on the industry or sector categorization for the portfolio. For global/international funds, the Schedule of Investments provides a geographic categorization as well as a Positions by Industry or Sector summary.

§§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Mid Cap Intrinsic Value
(000’s omitted)	Beginning balance, as of 9/1/2015	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 5/31/2016	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2016
Investments in Securities:
Rights‡
Food & Staples Retailing	$8	$-	$-	$(1)	$-	$-	$-	$-	$7	$(1)
Total	$8	$-	$-	$(1)	$-	$-	$-	$-	$7	$(1)

‡
As of the period ended May 31, 2016, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

As of the period ended May 31, 2016, certain securities were transferred from one level (as of August 31, 2015) to another. Based on beginning of period market values as of September 1, 2015, approximately $99,758,000 was transferred from Level 1 to Level 2 for Genesis. Interactive provided adjusted prices for these securities as of May 31, 2016, as stated in the description of the valuation methods of foreign equity securities in footnote † above.  Based on beginning of period market values as of September 1, 2015, approximately $18,286,000, $21,194,000, $452,000, $152,000, $202,189,000 and $40,468,000 were transferred from Level 2 to Level 1 for Emerging Markets Equity, Equity Income, Global Equity, Global Real Estate, International Equity and International Select, due to active market activity on recognized exchanges as of May 31, 2016.  These securities had been categorized as Level 2 as of August 31, 2015, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of May 31, 2016:

Asset Valuation Inputs

(000’s omitted)	Level 1	Level 2	Level 3	Total
World Equity
Forwards contracts (unrealized appreciation)	$-	$1	$-	$1
Swap contracts	-	7	-	7
Total	$-	$8	$-	$8

The following is a summary, categorized by Level, of inputs used to value the Funds' derivatives as of May 31, 2016:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Liability Valuation Inputs

(000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income
Options written (unrealized depreciation)	$(1,216)	$-	$-	$(1,216)
Total	$(1,216)	$-	$-	$(1,216)
Focus
Options written (unrealized depreciation)	$(113)	$-	$-	$(113)
Total	$(113)	$-	$-	$(113)
Guardian
Options written (unrealized depreciation)	$(318)	$-	$-	$(318)
Total	$(318)	$-	$-	$(318)
World Equity
Futures (unrealized depreciation)	$(11)	$-	$-	$(11)
Swap contracts	-	(24)	-	(24)
Total	$(11)	$(24)	$-	$(35)

##	At May 31, 2016, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Federal Income Tax Cost of Investments	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Cap Core	$31,781	$3,087	$547	$2,540
Dividend Growth	18,124	1,359	303	1,056
Emerging Markets Equity	405,874	48,426	45,152	3,274
Equity Income	1,468,119	214,940	30,319	184,621
Focus	637,539	99,660	11,963	87,697
Genesis	5,690,111	4,798,286	146,548	4,651,738
Global Equity	3,646	535	269	266
Global Real Estate	2,943	187	123	64
Greater China Equity	92,753	4,168	11,788	(7,620)
Guardian	1,038,786	106,396	9,901	96,495
International Equity	1,377,415	171,474	77,925	93,549
International Select	213,338	38,247	13,944	24,303
Intrinsic Value	545,134	78,803	46,104	32,699
Large Cap Disciplined Growth	33,186	5,843	928	4,915
Large Cap Value	1,270,129	70,002	43,874	26,128
Mid Cap Growth	986,425	214,496	20,368	194,128
Mid Cap Intrinsic Value	83,172	12,697	6,572	6,125
Multi-Cap Opportunities	1,569,420	437,728	40,729	396,999
Real Estate	632,685	90,794	6,609	84,185
Small Cap Growth	60,297	5,090	1,431	3,659
Socially Responsive	1,853,515	525,461	59,660	465,801
Value	12,879	480	481	(1)
World Equity	4,443	297	48	249

#	At cost, which approximates market value.

*	Non-income producing security.

ØØ
All or a portion of this security is segregated in connection for futures contracts, equity swaps, total return swaps and forward contracts with a total value of approximately $361,000 for World Equity.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At 5/31/2016, these securities amounted to approximately $8,650,000, which represents 2.1% of net assets of Emerging Markets Equity, approximately $40,387,000, which represents 2.4% of net assets of Equity Income, approximately $29,000, which represents 0.7% of net assets of Global Equity, approximately $3,515,000, which represents 3.9% of net assets of Greater China Equity, approximately $44,556,000, which represents 3.0% of net assets of International Equity and approximately $3,721,000, which represents 1.6% of net assets of International Select and approximately $117,000, which represents 2.5% of net assets of World Equity. These securities have been deemed by the investment manager to be liquid.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

r
Security exempt from registration pursuant to Regulation S under the 1933 Act. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at 5/31/2016, amounted to approximately $3,480,000, which represents 3.9% of net assets of Great China Equity.

Ñ	Illiquid security.

f
Security fair valued as of 5/31/2016 in accordance with procedures approved by the Board. Total value of all such securities at May 31, 2016, amounted to approximately $12,668,000, which represents 3.1% of net assets of Emerging Markets Equity and approximately $173,024,000, which represents approximately 1.7% of net assets of Genesis.

g	All or a portion of the security is pledged as collateral for written options for Equity Income, Focus and Guardian.

h	Represents 7-day effective yield as of 5/31/2016.

k	Includes the impact of the Fund’s open positions in derivatives at 5/31/2016.

z	Amount less than one thousand.

^	Affiliated company as defined under the Investment Company Act of 1940, as amended (“1940 Act”).

Investments in Affiliates (1)
	Balance of Shares Held 8/31/2015	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held 5/31/2016	Value 5/31/2016	Distributions from Investments in Affiliated Issuers		Net Realized Gain (Loss) from Investments in Affiliated Issuers
Genesis
Abaxis, Inc.	1,378,600	-	178,500	1,200,100	$55,228,602	$429,924		$(525,746)
Altisource Asset Management Corp. (2)	125,617	-	125,617	-	-	-	*	(14,309,310)
Balchem Corp.(2)	1,597,909	23,400	207,200	1,414,109	84,775,835	493,139		2,598,047
Bank of Hawaii Corp. (2)	2,290,312	-	294,100	1,996,212	143,427,832	2,852,738		4,652,510
CLARCOR, Inc. (2)	2,511,788	-	887,700	1,624,088	96,308,418	1,341,728		24,580,370
Compass Minerals International, Inc. (2)	1,875,573	-	737,200	1,138,373	88,736,175	2,818,661		44,077,232
Computer Modelling Group Ltd.	5,512,600	-	717,600	4,795,000	37,880,500	1,169,753		(677,530)
Exponent, Inc.	2,269,970	-	294,300	1,975,670	106,508,370	1,026,298		9,216,644
First Financial Bankshares, Inc. (2)	3,321,547	-	430,200	2,891,347	96,889,038	1,500,487		4,681,419
Forward Air Corp.	1,783,468	-	230,800	1,552,668	70,630,867	579,756		372,199
Gray Television, Inc.	2,323,150	1,784,800	239,800	3,868,150	45,721,533	-*		481,178
Haemonetics Corp. (2)	2,903,300	-	1,463,472	1,439,828	40,315,184	-*		12,151,610
Healthcare Services Group, Inc. (2)	3,715,881	-	481,100	3,234,781	126,156,459	1,827,602		10,882,758
Hibbett Sports, Inc.	1,569,369	-	399,400	1,169,969	40,410,729	-*		1,628,038
ICON PLC	3,451,300	-	666,300	2,785,000	196,175,400	-*		28,123,249
Innophos Holdings, Inc. (2)	1,154,142	-	1,154,142	-	-	299,012		(17,517,738)
Lindsay Corp.	729,350	25,600	91,300	663,650	47,344,791	567,042		(1,861,690)
Monotype Imaging Holdings, Inc.	3,344,806	-	433,300	2,911,506	69,526,763	961,531		(2,540,657)
Nexstar Broadcasting Group, Inc. Class A	2,395,521	-	310,500	2,085,021	110,964,818	1,451,880		1,596,937
Pason Systems, Inc. (2)	4,262,257	-	687,900	3,574,357	48,789,973	1,506,646		(4,586,939)
Phibro Animal Health Corp. Class A(2)	1,048,000	233,744	680,042	601,702	11,426,321	315,019		(9,059,476)
Pool Corp.	2,475,598	-	354,800	2,120,798	194,201,473	1,844,963		13,439,361
Power Integrations, Inc.	2,458,400	-	317,400	2,141,000	106,814,490	841,944		(3,783,240)
Raven Industries, Inc. (2)	2,568,452	-	1,099,900	1,468,552	29,606,008	722,469		(1,522,121)
RBC Bearings, Inc.	838,551	432,089	35,100	1,235,540	92,541,946	-*		(267,965)
Rogers Corp.	1,363,251	-	176,400	1,186,851	78,889,986	-*		(3,194,776)
Safety Insurance Group, Inc. (2)	790,949	-	480,900	310,049	18,420,011	1,079,758		6,019,423
Sensient Technologies Corp.	3,306,945	19,900	416,800	2,910,045	198,523,270	2,460,816		9,456,680
State Street Institutional Treasury Plus Fund Premier Class	131,910,217	886,345,305	878,952,982	139,302,540	139,302,540	127,524		9,456,680
Tennant Co.	917,602	139,100	61,400	995,302	53,447,717	611,841		(1,207,420)
U.S. Physical Therapy, Inc.	396,900	291,600	-	688,500	39,774,645	279,045		-

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

West Pharmaceutical Services, Inc. (2)	3,917,758	-	720,400	3,197,358	240,057,639	1,284,093	20,991,902
Total	200,509,083				$2,708,797,333	$28,393,669	$143,351,629

(1)	Affiliated issuers, as defined in the 1940 Act.

(2)	At May 31, 2016, the issuers of these securities were no longer affiliated with Genesis.

* Security did not produce income during the last twelve months.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 25, 2016

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 25, 2016